UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Income Builder® Semi-annual report for the six months ended April 30, 2018

Seeking income
growth opportunities
from around the world

Capital Income Builder seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	-0.08%	4.76%	4.17%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated January 1, 2018.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2018, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 3.12%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Global equity markets were volatile over the first half of Capital Income Builder’s fiscal year, as trade tensions and higher interest rates weighed on investor sentiment. More defensive, higher-dividend-paying sectors generally lagged cyclical areas. For the six months ended April 30, 2018, the fund achieved a total return of –0.25%, with all distributions reinvested. By way of comparison, the MSCI ACWI (All Country World Index), a measure of returns for stock markets in more than 40 countries, rose 3.56%. Meanwhile, the Bloomberg Barclays U.S. Aggregate Index, a broad measure of U.S. fixed income markets, lost 1.87%. The fund’s peer group, as measured by the Lipper Global Equity Income Funds Average, gained 1.52% for the period.

Results at a glance

For periods ended April 30, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/30/87)

Capital Income Builder (Class A shares)	-0.25%	5.57%	5.25%	4.49%	9.14%
MSCI ACWI (All Country World Index)[1,2]	3.56	14.16	8.80	5.10	7.10
Bloomberg Barclays U.S. Aggregate Index[2]	-1.87	-0.32	1.47	3.57	6.23
70%/30% MSCI ACWI/Bloomberg Barclays Index[1,2,3]	1.98	9.71	6.67	4.95	7.11
Lipper Global Equity Income Funds Average[4]	1.52	8.31	6.23	4.17	—

[1]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Sources: MSCI, Bloomberg Index Services Ltd.
[3]	The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI ACWI with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Thomson Reuters Lipper.

Capital Income Builder	1

Dividend income

The fund paid regular dividends of $0.50 per share in December 2017 and March 2018. In addition, a special dividend of $0.145 per share was paid in December. The fund strives to grow its dividend and provide a special dividend each fiscal year, though its ability to do so is dependent on market conditions. Capital Income Builder recorded a 12-month yield of 3.49% as of April 30, 2018, greater than that of the Lipper Global Equity Income Funds Average (2.67%) and the MSCI ACWI (2.40%).

The current environment

Strong corporate earnings and economic data boosted U.S. stocks early in the period. However, investor sentiment shifted abruptly in February, when equity markets fell sharply due to concerns about new trade tariffs, signs of budding inflation and higher U.S. interest rates.

Looking at the global equity market, energy companies led all sectors, gaining 10.21%, as oil prices rose on geopolitical tensions and OPEC production cuts. Consumer discretionary stocks advanced 9.07%, helped by gains from Amazon and Netflix. Financials companies also advanced, boosted by higher interest rates. In contrast, more defensive, higher yielding sectors lagged, including utilities, which lost 1.78%, and consumer staples, which fell 1.03%. Because of the fund’s income objective, CIB concentrates on higher yielding stocks and, therefore, may lag in periods when investor sentiment strongly favors more cyclical areas.

European equities were little changed in local currency terms but rose in U.S. dollars. Eurozone economic data continued to improve. Unemployment fell to 8.6% in January, which was the lowest figure since December 2008. Meanwhile, emerging markets stocks advanced on higher commodity prices and solid economic growth in China.

In fixed income, rising interest rates drove losses in the U.S. market. The Federal Reserve raised its benchmark rate by 25 basis points in March, the sixth hike since the central bank began tightening in 2015. In April, the yield on the benchmark 10-year Treasury note reached 3.0% for the first time since 2014. In contrast, European government bonds rose over the period, supported by continued stimulus measures from the European Central Bank. The U.S. dollar weakened against most currencies.

A look at the portfolio

As of April 30, financials was the single biggest sector among the fund’s equity holdings, comprising 12.4% of total assets. Consumer staples followed at 8.8%. Investments in U.S. equities represented 34.2% of the fund’s overall holdings, while non-U.S. equities made up 38.7%.

In share-price terms, six of the fund’s 10 largest holdings registered positive returns over the period. Royal Dutch Shell benefited from higher oil prices.

2	Capital Income Builder

Drugmaker AbbVie rose on positive clinical trial results and the firm’s announcement of strong earnings and a fresh round of share buybacks. Shares of U.S. wireless company Verizon, Finnish financial services company Sampo Group and aerospace firm Lockheed Martin also advanced. Microsoft shares jumped after the company posted better-than-expected earnings. In contrast, tobacco firms Philip Morris International and British American Tobacco fell amid disappointing sales for next-generation smoking devices. Drugmaker Novartis declined amid allegations that company representatives bribed Greek politicians and doctors to fix drug prices. Shares of Coca-Cola fell.

Overall, the fund’s fixed income portfolio declined along with the broader U.S. bond market. Holdings consist primarily of government, corporate and mortgage-backed securities.

The road ahead

The U.S. economy is healthy and appears to have fully recovered from the financial crisis. Although conventional wisdom is that higher interest rates are bad for stocks, that’s not always the case. When U.S. rates rise against a backdrop of a strong economy, equities can rise along with bond yields. In our view, a more normalized interest rate environment could be good for equity valuations. Moreover, rising rates are not uniformly bad for dividend-paying stocks. Although electric utilities tend to be tightly correlated with bond yields, other sectors — like telecommunication services — are less so. In addition, consumer products don’t tend to be rate-sensitive, and certain financial companies can actually benefit from rising rates. Moreover, higher bond yields can allow the fund to derive more income from its bond portfolio.

Although global economic data generally remain positive, we are mindful of potential risks on the horizon, especially those related to trade disputes and geopolitical tensions. Given this view, the fund has reduced its equity exposure closer to its long-term historical average. We continue to seek out attractively valued companies globally that we believe can potentially pay sustainable or rising dividends over time.

Cordially,

James B. Lovelace Vice Chairman of the Board	Joyce E. Gordon President

June 7, 2018

For current information about the fund, visit americanfunds.com.

Capital Income Builder	3

Summary investment portfolio April 30, 2018	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	55.86%
United Kingdom	13.35
Euro zone*	10.75
Switzerland	3.72
Canada	3.65
Hong Kong	1.88
Singapore	1.23
China	1.02
Australia	1.01
Other countries	4.08
Short-term securities & other assets less liabilities	3.45
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 72.53%	Shares	Value (000)
Financials 12.39%
Sampo Oyj, Class A1,2	28,130,574	$1,513,156
Banco Santander, SA2	138,377,680	892,216
Zurich Insurance Group AG2	2,694,469	859,512
Intesa Sanpaolo SpA[2]	216,061,239	825,775
BNP Paribas SA2	10,127,397	780,556
HSBC Holdings PLC (HKD denominated)[2]	37,561,442	374,964
HSBC Holdings PLC (GBP denominated)[2]	32,182,441	320,751
CME Group Inc., Class A	3,879,189	611,671
JPMorgan Chase & Co.	4,836,041	526,065
Other securities		6,405,820
		13,110,486

Consumer staples 8.79%
British American Tobacco PLC[2]	24,020,411	1,319,976
British American Tobacco PLC (ADR)	7,866,157	429,650
Philip Morris International Inc.	16,969,700	1,391,516
Coca-Cola Co.	31,347,600	1,354,530

4	Capital Income Builder

	Shares	Value (000)
Altria Group, Inc.	22,261,800	$1,249,110
Imperial Brands PLC[2]	31,798,482	1,135,437
Nestlé SA2	12,202,580	943,370
Other securities		1,471,028
		9,294,617

Health care 8.06%
AbbVie Inc.	30,893,000	2,982,719
Novartis AG2	18,548,700	1,426,695
Amgen Inc.	7,114,680	1,241,369
GlaxoSmithKline PLC[2]	27,493,700	551,712
Other securities		2,320,986
		8,523,481

Energy 7.23%
Royal Dutch Shell PLC, Class B2	48,953,931	1,748,726
Royal Dutch Shell PLC, Class A2	11,221,225	390,024
Royal Dutch Shell PLC, Class B (ADR)	2,779,900	201,320
Royal Dutch Shell PLC, Class A (ADR)	52,633	3,679
Exxon Mobil Corp.	12,676,000	985,559
Occidental Petroleum Corp.	7,987,303	617,099
TOTAL SA2	9,759,163	612,840
Other securities		3,084,674
		7,643,921

Utilities 6.89%
ENGIE SA2	44,982,341	788,343
ENGIE SA, bonus shares[2]	12,061,353	211,382
Iberdrola, SA, non-registered shares[2]	99,265,486	765,236
EDP - Energias de Portugal, SA1,2	192,496,653	714,457
Southern Co.	15,300,443	705,656
SSE PLC[2]	35,398,420	671,789
Dominion Energy, Inc.	9,331,308	621,092
National Grid PLC[2]	52,718,280	610,593
Other securities		2,204,539
		7,293,087

Information technology 6.03%
Microsoft Corp.	14,617,200	1,367,001
Intel Corp.	21,888,250	1,129,871
Broadcom Inc.	4,531,000	1,039,502
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	97,083,800	735,941
Other securities		2,108,307
		6,380,622

Telecommunication services 5.55%
Verizon Communications Inc.	37,400,029	1,845,691
Vodafone Group PLC[2]	361,280,364	1,051,198
AT&T Inc.	22,010,210	719,734
BCE Inc.	12,685,200	538,352
Other securities		1,715,955
		5,870,930

Capital Income Builder	5

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 5.12%
Las Vegas Sands Corp.	15,659,000	$1,148,275
Starbucks Corp.	9,341,600	537,796
Other securities		3,733,153
		5,419,224

Real estate 4.32%
Crown Castle International Corp. REIT	10,875,855	1,097,048
Link Real Estate Investment Trust REIT[2]	62,932,896	556,026
Other securities		2,915,614
		4,568,688

Industrials 4.13%
Lockheed Martin Corp.	4,378,474	1,404,790
BAE Systems PLC[2]	68,907,100	578,255
General Electric Co.	38,275,950	538,543
Other securities		1,846,970
		4,368,558

Materials 1.71%
Rio Tinto PLC[2]	15,338,200	831,097
Other securities		978,231
		1,809,328

Miscellaneous 2.31%
Other common stocks in initial period of acquisition		2,442,949

Total common stocks (cost: $66,477,000,000)		76,725,891

Preferred securities 0.01%
Financials 0.01%
Other securities		13,921

Total preferred securities (cost: $17,994,000)		13,921

Rights & warrants 0.00%
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		160

Total rights & warrants (cost: $28,000)		160

Convertible stocks 0.36%
Other 0.16%
Other securities		166,799

Miscellaneous 0.20%
Other convertible stocks in initial period of acquisition		217,704

Total convertible stocks (cost: $388,301,000)		384,503

6	Capital Income Builder

Bonds, notes & other debt instruments 23.65%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 13.68%
U.S. Treasury 12.79%
U.S. Treasury 1.75% 2022	$750,000	$721,545
U.S. Treasury 1.875% 2022	806,000	779,861
U.S. Treasury 2.00% 2024	850,000	809,191
U.S. Treasury 2.125% 2024	900,000	860,346
U.S. Treasury 2.125% 2024	750,000	718,035
U.S. Treasury 2.25% 2027	582,196	549,279
U.S. Treasury 1.125%–8.750% 2019–2047[3]	8,397,638	9,092,427
		13,530,684

U.S. Treasury inflation-protected securities 0.89%
U.S. Treasury Inflation-Protected Securities 0.375%–2.375% 2025–2047[4]	957,457	936,752

Total U.S. Treasury bonds & notes		14,467,436

Corporate bonds & notes 5.47%
Energy 0.96%
Exxon Mobil Corp. 2.222% 2021	7,750	7,627
Royal Dutch Shell PLC 1.75% 2021	10,865	10,422
Other securities		998,437
		1,016,486

Health care 0.83%
AbbVie Inc. 2.300%–4.450% 2020–2046	91,425	88,249
Amgen Inc. 1.850%–2.650% 2021–2026	22,400	21,032
Novartis AG 5.125% 2019	15,000	15,284
Other securities		753,477
		878,042

Consumer staples 0.51%
Altria Group, Inc. 2.625%–9.250% 2019–2046	35,114	33,965
British American Tobacco PLC 2.764%–4.540% 2022–2047[5]	89,430	84,307
Coca-Cola Co. 2.20% 2022	5,250	5,082
Philip Morris International Inc. 2.000%–4.250% 2020–2044	45,027	43,453
Reynolds American Inc. 2.300%–5.850% 2018–2045	55,580	58,410
Other securities		316,232
		541,449

Telecommunication services 0.36%
Verizon Communications Inc. 4.125%–4.500% 2027–2046	41,626	40,205
Other securities		343,647
		383,852

Industrials 0.20%
Lockheed Martin Corp. 1.850%–4.700% 2018–2046	28,165	28,451
Other securities		182,476
		210,927

Information technology 0.16%
Broadcom Ltd. 3.000%–3.875% 2022–2027	61,725	59,709
Microsoft Corp. 1.550%–3.700% 2021–2046	10,135	9,845
Other securities		98,583
		168,137

Other corporate bonds & notes 2.45%
Other securities		2,587,167

Total corporate bonds & notes		5,786,060

Capital Income Builder	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 3.66%
Fannie Mae 0%–7.500% 2020–2048[6,7,8]	$1,427,977	$1,462,760
Freddie Mac 0%–6.500% 2019–2048[6,7,8]	1,205,020	1,221,028
Other securities		1,187,280
		3,871,068

Federal agency bonds & notes 0.06%
Fannie Mae 1.250%–2.125% 2021–2026	67,730	63,752

Other bonds & notes 0.78%
Other securities		827,331

Total bonds, notes & other debt instruments (cost: $25,572,302,000)		25,015,647

Short-term securities 4.43%
Coca-Cola Co. 1.61%–2.02% due 5/1/2018–6/25/2018[5]	212,500	212,059
ExxonMobil Corp. 1.80%–1.86% due 5/22/2018–6/21/2018	150,000	149,723
Federal Home Loan Bank 1.44%–1.83% due 5/1/2018–7/27/2018	1,872,400	1,868,649
Intel Corp. 1.90% due 6/11/2018	50,000	49,891
U.S. Treasury Bills 1.61%–1.76% due 6/7/2018–7/26/2018	461,100	459,561
Other securities		1,942,857

Total short-term securities (cost: $4,682,867,000)		4,682,740
Total investment securities 100.98% (cost: $97,138,492,000)		106,822,862
Other assets less liabilities (0.98)%		(1,040,850)

Net assets 100.00%		$105,782,012

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $9,221,000, which represented .01% of the net assets of the fund.

8	Capital Income Builder

Forward currency contracts

Contract amount				Unrealized appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 4/30/2018 (000)
USD203,614	GBP146,225	Goldman Sachs	5/10/2018	$2,215
USD11,095	GBP7,832	Goldman Sachs	5/24/2018	300
USD1,590	EUR1,285	Citibank	5/31/2018	34
USD224,770	GBP160,000	Citibank	6/7/2018	4,086
USD45,046	GBP31,662	JPMorgan Chase	6/22/2018	1,341
				$7,976

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended April 30, 2018, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount
Common stocks 3.67%
Financials 1.43%
Sampo Oyj, Class A2	31,293,932	—	3,163,358	28,130,574
Consumer staples 0.02%
Convenience Retail Asia Ltd.[2]	51,330,000	—	—	51,330,000
Energy 0.16%
Whitecap Resources Inc.	21,385,000	1,344,000	—	22,729,000
Utilities 0.68%
EDP - Energias de Portugal, SA2	184,855,751	7,640,902	—	192,496,653
SSE PLC[2,9]	53,393,871	—	17,995,451	35,398,420
Information technology 0.44%
VTech Holdings Ltd.[2]	20,089,300	—	—	20,089,300
Vanguard International Semiconductor Corp.[2]	114,815,725	15,100,000	23,507,000	106,408,725
Telecommunication services 0.23%
Com Hem Holding AB2	14,281,000	—	—	14,281,000
Consumer discretionary 0.71%
Six Flags Entertainment Corp.	6,035,558	—	—	6,035,558
Greene King PLC[2]	24,691,512	—	—	24,691,512
Dine Brands Global, Inc.[10]	1,095,551	—	—	1,095,551
Gannett Co., Inc.	8,547,400	—	—	8,547,400
Leifheit AG, non-registered shares[2]	640,000	—	—	640,000
Marston’s PLC[2,9]	50,687,428	—	31,191,228	19,496,200
AA PLC[2,9]	37,969,677	—	13,590,000	24,379,677
Corporate bonds & notes 0.01%
Other corporate bonds & notes 0.01%
EDP Finance BV 3.625% 2024[5]	$15,450,000	—	—	$15,450,000

Capital Income Builder	9

Investments in affiliates (continued)

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 4/30/2018 (000)
Common stocks 3.67%
Financials 1.43%
Sampo Oyj, Class A2	$9,853	$30,889	$90,324	$1,513,156
Consumer staples 0.02%
Convenience Retail Asia Ltd.[2]	—	377	—	24,129
Energy 0.16%
Whitecap Resources Inc.	—	1,969	2,670	164,632
Utilities 0.68%
EDP - Energias de Portugal, SA2	—	24,892	44,275	714,457
SSE PLC[2,9]	(82,918)	86,882	19,668	—
				714,457
Information technology 0.44%
VTech Holdings Ltd.[2]	—	(40,237)	3,415	245,341
Vanguard International Semiconductor Corp.[2]	865	13,848	—	215,598
				460,939
Telecommunication services 0.23%
Com Hem Holding AB2	—	33,523	5,236	247,952
Consumer discretionary 0.71%
Six Flags Entertainment Corp.	—	2,716	8,933	381,689
Greene King PLC[2]	—	8,360	2,908	185,776
Dine Brands Global, Inc.[10]	—	34,762	1,753	86,921
Gannett Co., Inc.	—	8,291	2,735	82,653
Leifheit AG, non-registered shares[2]	—	(4,055)	—	18,709
Marston’s PLC[2,9]	(22,680)	25,452	3,265	—
AA PLC[2,9]	(33,503)	20,097	—	—
				755,748
Corporate bonds & notes 0.01%
Other corporate bonds & notes 0.01%
EDP Finance BV 3.625% 2024[5]	—	(604)	282	15,093
Total 3.68%	$(128,383)	$247,162	$185,464	$3,896,106

10	Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $36,557,848,000, which represented 34.56% of the net assets of the fund. This amount includes $36,217,360,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,926,000, which represented less than .01% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,653,793,000, which represented 3.45% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Purchased on a TBA basis.
[9]	Unaffiliated issuer at 4/30/2018.
[10]	This security changed its name during the reporting period.

Key to abbreviations and symbol

ADR = American Depositary Receipts

EUR = Euros

GBP = British pounds

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

Capital Income Builder	11

Financial statements

Statement of assets and liabilities at April 30, 2018	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $93,738,782)	$102,926,756
Affiliated issuers (cost: $3,399,710)	3,896,106	$106,822,862
Cash		833
Cash denominated in currencies other than U.S. dollars (cost: $11,855)		11,767
Unrealized appreciation on open forward currency contracts		7,976
Receivables for:
Sales of investments	2,012,232
Sales of fund’s shares	74,888
Dividends and interest	609,408
Other	911	2,697,439
		109,540,877
Liabilities:
Payables for:
Purchases of investments	3,610,803
Repurchases of fund’s shares	77,401
Investment advisory services	23,404
Services provided by related parties	27,463
Trustees’ deferred compensation	1,491
Other	18,303	3,758,865
Net assets at April 30, 2018		$105,782,012

Net assets consist of:
Capital paid in on shares of beneficial interest		$95,785,225
Distributions in excess of net investment income		(57,556)
Undistributed net realized gain		366,090
Net unrealized appreciation		9,688,253
Net assets at April 30, 2018		$105,782,012

See Notes to Financial Statements

12	Capital Income Builder

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,741,421 total shares outstanding)

		Shares		Net asset
	Net assets	outstanding		value per share
Class A	$68,646,109	1,130,030		$60.75
Class C	4,510,552	74,189		60.80
Class T	10	—	*	60.75
Class F-1	4,583,357	75,462		60.74
Class F-2	9,508,283	156,619		60.71
Class F-3	3,581,098	58,955		60.74
Class 529-A	2,404,695	39,602		60.72
Class 529-C	493,925	8,130		60.75
Class 529-E	91,866	1,513		60.73
Class 529-T	11	—	*	60.76
Class 529-F-1	98,200	1,617		60.74
Class R-1	111,391	1,834		60.74
Class R-2	544,703	8,969		60.73
Class R-2E	35,708	590		60.51
Class R-3	962,475	15,848		60.73
Class R-4	783,698	12,906		60.72
Class R-5E	15,538	256		60.68
Class R-5	240,329	3,955		60.77
Class R-6	9,170,064	150,946		60.75

*	Amount less than one thousand.

See Notes to Financial Statements

Capital Income Builder	13

Statement of operations for the six months ended April 30, 2018	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $66,544; also includes $185,182 from affiliates)	$1,606,464
Interest (includes $282 from affiliates)	378,599	$1,985,063
Fees and expenses*:
Investment advisory services	120,402
Distribution services	128,616
Transfer agent services	42,894
Administrative services	12,732
Reports to shareholders	1,780
Registration statement and prospectus	1,105
Trustees’ compensation	226
Auditing and legal	52
Custodian	3,136
Other	1,188	312,131
Net investment income		1,672,932

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	568,526
Affiliated issuers	(128,383)
Forward currency contracts	(19,535)
Currency transactions	644	421,252
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(2,608,931)
Affiliated issuers	247,162
Forward currency contracts	5,177
Currency translations	(3,978)	(2,360,570)
Net realized gain and unrealized depreciation		(1,939,318)
Net decrease in net assets resulting from operations		$(266,386)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

14	Capital Income Builder

Statements of changes in net assets
	(dollars in thousands)

	Six months ended	Year ended
	April 30, 2018*	October 31, 2017
Operations:
Net investment income	$1,672,932	$3,525,400
Net realized gain	421,252	4,475,946
Net unrealized (depreciation) appreciation	(2,360,570)	4,602,328
Net (decrease) increase in net assets resulting from operations	(266,386)	12,603,674

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,965,703)	(3,449,826)
Distributions from net realized gain on investments	(1,351,245)	—
Total dividends and distributions paid to shareholders	(3,316,948)	(3,449,826)

Net capital share transactions	1,792,218	(973,184)

Total (decrease) increase in net assets	(1,791,116)	8,180,664

Net assets:
Beginning of period	107,573,128	99,392,464
End of period (including distributions in excess of and undistributed net investment income: $(57,556) and $235,215, respectively)	$105,782,012	$107,573,128

*	Unaudited.

See Notes to Financial Statements

Capital Income Builder	15

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Effective December 1, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

16	Capital Income Builder

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Capital Income Builder	17

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

18	Capital Income Builder

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Capital Income Builder	19

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$3,748,461	$9,362,025	$—	$13,110,486
Consumer staples	5,178,514	4,116,103	—	9,294,617
Health care	5,997,047	2,526,434	—	8,523,481
Energy	4,440,888	3,203,033	—	7,643,921
Utilities	2,573,626	4,719,461	—	7,293,087
Information technology	5,070,181	1,310,441	—	6,380,622
Telecommunication services	3,208,836	2,662,094	—	5,870,930
Consumer discretionary	3,270,810	2,148,414	—	5,419,224
Real estate	2,881,196	1,687,492	—	4,568,688
Industrials	2,420,969	1,947,589	—	4,368,558
Materials	625,666	1,183,662	—	1,809,328
Miscellaneous	764,828	1,677,475	646	2,442,949
Preferred securities	5,258	8,663	—	13,921
Rights & warrants	—	—	160	160
Convertible stocks	384,503	—	—	384,503
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	14,467,436	—	14,467,436
Corporate bonds & notes	—	5,782,082	3,978	5,786,060
Mortgage-backed obligations	—	3,871,068	—	3,871,068
Other bonds & notes	—	891,083	—	891,083
Short-term securities	—	4,682,740	—	4,682,740
Total	$40,570,783	$66,247,295	$4,784	$106,822,862

20	Capital Income Builder

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$7,976	$—	$7,976

*	Securities with a value of $34,338,111,000, which represented 32.46% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Capital Income Builder	21

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a

22	Capital Income Builder

specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $536,972,000.

Capital Income Builder	23

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, April 30, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$7,976	Unrealized depreciation on open forward currency contracts	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(19,535)	Net unrealized appreciation on forward currency contracts	$5,177

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of forward currency contracts and future delivery contracts. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as restricted cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

24	Capital Income Builder

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2018, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$4,120	$—	$(885)	$(1,194)	$2,041
Goldman Sachs	2,515	—	—	(2,210)	305
JPMorgan Chase	1,341	—	(1,341)	—	—
Total	$7,976	$—	$(2,226)	$(3,404)	$2,346

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Capital Income Builder	25

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$643,268
Undistributed long-term capital gains	1,351,064

As of April 30, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$13,923,594
Gross unrealized depreciation on investments	(4,659,539)
Net unrealized appreciation on investments	9,264,055
Cost of investments	97,566,783

26	Capital Income Builder

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains	Total dividends paid
Class A	$1,293,350		$892,642		$2,185,992		$2,359,038		$—	$2,359,038
Class B1							391		—	391
Class C	68,505		61,815		130,320		137,803		—	137,803
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class F-1	84,078		59,130		143,208		150,862		—	150,862
Class F-2	179,885		115,706		295,591		297,859		—	297,859
Class F-3[4]	66,791		40,712		107,503		46,662		—	46,662
Class 529-A	43,971		30,755		74,726		73,407		—	73,407
Class 529-B1							31		—	31
Class 529-C	6,872		6,614		13,486		17,038		—	17,038
Class 529-E	1,575		1,185		2,760		2,804		—	2,804
Class 529-T2	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class 529-F-1	1,839		1,192		3,031		2,999		—	2,999
Class R-1	1,691		1,528		3,219		3,264		—	3,264
Class R-2	8,170		7,308		15,478		15,694		—	15,694
Class R-2E	532		420		952		594		—	594
Class R-3	16,509		12,730		29,239		30,361		—	30,361
Class R-4	14,832		10,484		25,316		26,460		—	26,460
Class R-5E	239		144		383		292		—	292
Class R-5	4,720		2,984		7,704		8,225		—	8,225
Class R-6	172,144		105,896		278,040		276,042		—	276,042
Total	$1,965,703		$1,351,245		$3,316,948		$3,449,826		$—	$3,449,826

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income

Capital Income Builder	27

and decreasing to 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2018, the investment advisory services fee was $120,402,000, which was equivalent to an annualized rate of 0.224% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

28	Capital Income Builder

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended April 30, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$86,712	$29,555		$3,523		Not applicable
Class C	24,042	2,051		1,203		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	5,828	2,818		1,167		Not applicable
Class F-2	Not applicable	4,794		2,322		Not applicable
Class F-3	Not applicable	76		843		Not applicable
Class 529-A	2,750	887		601		$798
Class 529-C	2,734	222		138		183
Class 529-E	233	16		23		31
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	36		24		32
Class R-1	593	63		30		Not applicable
Class R-2	2,116	1,032		142		Not applicable
Class R-2E	100	36		8		Not applicable
Class R-3	2,489	793		250		Not applicable
Class R-4	1,019	436		204		Not applicable
Class R-5E	Not applicable	10		3		Not applicable
Class R-5	Not applicable	68		62		Not applicable
Class R-6	Not applicable	1		2,189		Not applicable
Total class-specific expenses	$128,616	$42,894		$12,732		$1,044

*	Amount less than one thousand.

Capital Income Builder	29

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $226,000 in the fund’s statement of operations reflects $186,000 in current fees (either paid in cash or deferred) and a net increase of $40,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2018.

30	Capital Income Builder

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2018

Class A	$2,158,958	34,511	$2,141,294		34,373		$(4,817,734)	(77,112)	$(517,482)	(8,228)
Class C	242,679	3,877	127,829		2,047		(770,200)	(12,320)	(399,692)	(6,396)
Class T	—	—	—		—		—	—	—	—
Class F-1	457,129	7,316	139,303		2,236		(574,504)	(9,177)	21,928	375
Class F-2	1,688,873	27,023	282,413		4,538		(1,067,205)	(17,060)	904,081	14,501
Class F-3	809,677	12,904	99,912		1,605		(290,923)	(4,665)	618,666	9,844
Class 529-A	289,469	4,582	74,710		1,200		(180,364)	(2,877)	183,815	2,905
Class 529-C	30,517	488	13,485		216		(222,790)	(3,517)	(178,788)	(2,813)
Class 529-E	5,677	91	2,760		44		(8,355)	(133)	82	2
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	13,036	208	3,030		49		(7,664)	(122)	8,402	135
Class R-1	6,171	99	3,217		51		(17,359)	(278)	(7,971)	(128)
Class R-2	59,330	949	15,445		247		(97,705)	(1,566)	(22,930)	(370)
Class R-2E	10,524	170	952		15		(7,727)	(123)	3,749	62
Class R-3	94,596	1,515	29,199		469		(154,472)	(2,474)	(30,677)	(490)
Class R-4	86,268	1,383	25,290		406		(138,823)	(2,230)	(27,265)	(441)
Class R-5E	5,527	89	383		6		(1,091)	(17)	4,819	78
Class R-5	47,325	757	7,671		123		(48,514)	(773)	6,482	107
Class R-6	1,233,716	19,728	277,962		4,465		(286,679)	(4,561)	1,224,999	19,632
Total net increase (decrease)	$7,239,472	115,690	$3,244,855		52,090		$(8,692,109)	(139,005)	$1,792,218	28,775

See end of table for footnotes.

Capital Income Builder	31

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$4,887,638	81,385		$2,296,902		38,145		$(11,036,777)	(183,874)	$(3,852,237)	(64,344)
Class B3	163	3		387		7		(89,681)	(1,524)	(89,131)	(1,514)
Class C	556,915	9,263		134,195		2,230		(1,931,873)	(32,149)	(1,240,763)	(20,656)
Class T4	10	—	[2]	—		—		—	—	10	— [2]
Class F-1	1,108,562	18,461		145,692		2,419		(1,281,882)	(21,259)	(27,628)	(379)
Class F-2	4,559,434	76,072		279,493		4,645		(4,173,596)	(69,237)	665,331	11,480
Class F-3[5]	3,181,060	52,158		41,557		670		(230,443)	(3,717)	2,992,174	49,111
Class 529-A	214,315	3,571		73,395		1,219		(324,159)	(5,382)	(36,449)	(592)
Class 529-B3	56	1		31		1		(8,620)	(147)	(8,533)	(145)
Class 529-C	67,350	1,122		17,031		283		(122,570)	(2,041)	(38,189)	(636)
Class 529-E	9,527	158		2,803		46		(14,408)	(239)	(2,078)	(35)
Class 529-T4	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class 529-F-1	22,284	372		2,998		49		(15,108)	(251)	10,174	170
Class R-1	14,132	235		3,261		54		(39,229)	(654)	(21,836)	(365)
Class R-2	117,654	1,962		15,667		260		(229,441)	(3,819)	(96,120)	(1,597)
Class R-2E	28,017	467		594		10		(8,884)	(150)	19,727	327
Class R-3	235,826	3,927		30,286		503		(322,016)	(5,363)	(55,904)	(933)
Class R-4	219,302	3,658		26,445		439		(229,472)	(3,819)	16,275	278
Class R-5E	11,009	188		291		5		(865)	(15)	10,435	178
Class R-5	73,654	1,231		8,188		136		(68,854)	(1,143)	12,988	224
Class R-6	1,713,253	28,431		276,036		4,582		(1,220,729)	(20,092)	768,560	12,921
Total net increase (decrease)	$17,020,171	282,665		$3,355,252		55,703		$(21,348,607)	(354,875)	$(973,184)	(16,507)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

32	Capital Income Builder

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $32,383,184,000 and $31,959,373,000, respectively, during the six months ended April 30, 2018.

Capital Income Builder	33

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2018[4,5]	$62.81	$.97	$(1.09)	$(.12)
10/31/2017	57.48	2.07	5.29	7.36
10/31/2016	57.96	1.91	(.37)	1.54
10/31/2015	60.76	1.97	(2.38)	(.41)
10/31/2014	58.25	2.64	2.28	4.92
10/31/2013	52.75	1.85	5.88	7.73

Class C:
4/30/2018[4,5]	62.86	.72	(1.10)	(.38)
10/31/2017	57.51	1.59	5.30	6.89
10/31/2016	57.98	1.46	(.37)	1.09
10/31/2015	60.77	1.50	(2.39)	(.89)
10/31/2014	58.25	2.17	2.27	4.44
10/31/2013	52.75	1.40	5.88	7.28
Class T:
4/30/2018[4,5]	62.83	1.04	(1.11)	(.07)
10/31/2017[4,10]	59.80	1.26	2.83	4.09
Class F-1:
4/30/2018[4,5]	62.81	.94	(1.10)	(.16)
10/31/2017	57.48	2.02	5.30	7.32
10/31/2016	57.96	1.87	(.37)	1.50
10/31/2015	60.77	1.93	(2.39)	(.46)
10/31/2014	58.25	2.69	2.19	4.88
10/31/2013	52.75	1.82	5.88	7.70
Class F-2:
4/30/2018[4,5]	62.78	1.03	(1.10)	(.07)
10/31/2017	57.45	2.18	5.29	7.47
10/31/2016	57.94	2.01	(.36)	1.65
10/31/2015	60.74	2.08	(2.38)	(.30)
10/31/2014	58.23	2.59	2.44	5.03
10/31/2013	52.73	1.94	5.89	7.83
Class F-3:
4/30/2018[4,5]	62.81	1.07	(1.11)	(.04)
10/31/2017[4,11]	58.52	1.66	4.27	5.93

34	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(1.15)	$(.79)	$(1.94)	$60.75	(.25)%[6]	$68,646		.58%[7]		3.12%[7]
(2.03)	—	(2.03)	62.81	13.00	71,498		.59		3.43
(2.02)	—	(2.02)	57.48	2.74	69,127		.60		3.34
(2.39)	—	(2.39)	57.96	(.69)	70,041		.59		3.31
(2.41)	—	(2.41)	60.76	8.64	70,314		.62		4.44
(2.23)	—	(2.23)	58.25	14.99	65,602		.61		3.35

(.89)	(.79)	(1.68)	60.80	(.66)[6]	4,511		1.37	[7]	2.30	[7]
(1.54)	—	(1.54)	62.86	12.12	5,065		1.39		2.64
(1.56)	—	(1.56)	57.51	1.92	5,822		1.40		2.54
(1.90)	—	(1.90)	57.98	(1.48)	6,367		1.38		2.51
(1.92)	—	(1.92)	60.77	7.78	7,027		1.42		3.66
(1.78)	—	(1.78)	58.25	14.06	7,159		1.41		2.55

(1.22)	(.79)	(2.01)	60.75	(.17)[6,8]	—	[9]	.35	[7,8]	3.34	[7,8]
(1.06)	—	(1.06)	62.83	6.87 [6,8]	—	[9]	.38	[7,8]	3.59	[7,8]

(1.12)	(.79)	(1.91)	60.74	(.31)[6]	4,583		.66	[7]	3.04	[7]
(1.99)	—	(1.99)	62.81	12.92	4,716		.67		3.35
(1.98)	—	(1.98)	57.48	2.66	4,338		.67		3.26
(2.35)	—	(2.35)	57.96	(.76)	3,987		.65		3.25
(2.36)	—	(2.36)	60.77	8.57	3,445		.69		4.53
(2.20)	—	(2.20)	58.25	14.93	4,065		.67		3.30

(1.21)	(.79)	(2.00)	60.71	(.17)[6]	9,508		.39	[7]	3.33	[7]
(2.14)	—	(2.14)	62.78	13.22	8,922		.41		3.61
(2.14)	—	(2.14)	57.45	2.93	7,506		.40		3.50
(2.50)	—	(2.50)	57.94	(.49)	5,284		.40		3.50
(2.52)	—	(2.52)	60.74	8.86	4,496		.42		4.37
(2.33)	—	(2.33)	58.23	15.21	2,213		.41		3.52

(1.24)	(.79)	(2.03)	60.74	(.13)[6]	3,581		.29	[7]	3.45	[7]
(1.64)	—	(1.64)	62.81	10.23 [6]	3,085		.30	[7]	3.53	[7]

See end of table for footnotes.

Capital Income Builder	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
4/30/2018[4,5]	$62.79	$.94	$(1.09)	$(.15)
10/31/2017	57.47	2.02	5.29	7.31
10/31/2016	57.94	1.86	(.36)	1.50
10/31/2015	60.74	1.91	(2.38)	(.47)
10/31/2014	58.23	2.58	2.28	4.86
10/31/2013	52.74	1.80	5.87	7.67
Class 529-C:
4/30/2018[4,5]	62.77	.69	(1.09)	(.40)
10/31/2017	57.44	1.56	5.29	6.85
10/31/2016	57.91	1.42	(.37)	1.05
10/31/2015	60.71	1.45	(2.38)	(.93)
10/31/2014	58.20	2.12	2.28	4.40
10/31/2013	52.71	1.37	5.87	7.24
Class 529-E:
4/30/2018[4,5]	62.79	.87	(1.09)	(.22)
10/31/2017	57.47	1.88	5.29	7.17
10/31/2016	57.94	1.73	(.36)	1.37
10/31/2015	60.74	1.77	(2.38)	(.61)
10/31/2014	58.23	2.44	2.28	4.72
10/31/2013	52.73	1.66	5.89	7.55
Class 529-T:
4/30/2018[4,5]	62.82	1.02	(1.09)	(.07)
10/31/2017[4,10]	59.80	1.24	2.83	4.07
Class 529-F-1:
4/30/2018[4,5]	62.81	1.02	(1.11)	(.09)
10/31/2017	57.48	2.16	5.29	7.45
10/31/2016	57.96	1.99	(.37)	1.62
10/31/2015	60.76	2.05	(2.38)	(.33)
10/31/2014	58.25	2.72	2.27	4.99
10/31/2013	52.75	1.92	5.88	7.80
Class R-1:
4/30/2018[4,5]	62.80	.71	(1.09)	(.38)
10/31/2017	57.46	1.58	5.30	6.88
10/31/2016	57.94	1.46	(.38)	1.08
10/31/2015	60.73	1.49	(2.37)	(.88)
10/31/2014	58.22	2.16	2.27	4.43
10/31/2013	52.72	1.41	5.88	7.29

36	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(1.13)	$(.79)	$(1.92)	$60.72	(.30)%[6]	$2,405		.66%[7]		3.05%[7]
(1.99)	—	(1.99)	62.79	12.91	2,304		.67		3.36
(1.97)	—	(1.97)	57.47	2.66	2,143		.69		3.25
(2.33)	—	(2.33)	57.94	(.80)	2,170		.68		3.22
(2.35)	—	(2.35)	60.74	8.56	2,229		.72		4.35
(2.18)	—	(2.18)	58.23	14.86	2,063		.70		3.26

(.83)	(.79)	(1.62)	60.75	(.69)[6]	494		1.43	[7]	2.23	[7]
(1.52)	—	(1.52)	62.77	12.06	687		1.44		2.59
(1.52)	—	(1.52)	57.44	1.86	665		1.46		2.48
(1.87)	—	(1.87)	57.91	(1.55)	694		1.46		2.44
(1.89)	—	(1.89)	60.71	7.71	728		1.49		3.57
(1.75)	—	(1.75)	58.20	13.99	682		1.48		2.48

(1.05)	(.79)	(1.84)	60.73	(.41)[6]	92		.88	[7]	2.81	[7]
(1.85)	—	(1.85)	62.79	12.65	95		.90		3.13
(1.84)	—	(1.84)	57.47	2.42	89		.92		3.02
(2.19)	—	(2.19)	57.94	(1.02)	91		.92		2.98
(2.21)	—	(2.21)	60.74	8.28	94		.95		4.11
(2.05)	—	(2.05)	58.23	14.62	88		.94		3.02

(1.20)	(.79)	(1.99)	60.76	(.18)[6,8]	—	[9]	.42	[7,8]	3.28	[7,8]
(1.05)	—	(1.05)	62.82	6.84 [6,8]	—	[9]	.42	[7,8]	3.55	[7,8]

(1.19)	(.79)	(1.98)	60.74	(.19)[6]	98		.43	[7]	3.29	[7]
(2.12)	—	(2.12)	62.81	13.17	93		.44		3.58
(2.10)	—	(2.10)	57.48	2.87	75		.46		3.47
(2.47)	—	(2.47)	57.96	(.55)	69		.46		3.44
(2.48)	—	(2.48)	60.76	8.78	70		.49		4.58
(2.30)	—	(2.30)	58.25	15.14	63		.48		3.48

(.89)	(.79)	(1.68)	60.74	(.67)[6]	111		1.39	[7]	2.29	[7]
(1.54)	—	(1.54)	62.80	12.10	123		1.39		2.63
(1.56)	—	(1.56)	57.46	1.91	134		1.40		2.54
(1.91)	—	(1.91)	57.94	(1.48)	146		1.39		2.51
(1.92)	—	(1.92)	60.73	7.79	152		1.42		3.64
(1.79)	—	(1.79)	58.22	14.08	150		1.40		2.55

See end of table for footnotes.

Capital Income Builder	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
4/30/2018[4,5]	$62.79	$.71	$(1.09)	$(.38)
10/31/2017	57.46	1.59	5.28	6.87
10/31/2016	57.94	1.45	(.37)	1.08
10/31/2015	60.73	1.51	(2.37)	(.86)
10/31/2014	58.22	2.18	2.27	4.45
10/31/2013	52.72	1.43	5.88	7.31
Class R-2E:
4/30/2018[4,5]	62.58	.81	(1.10)	(.29)
10/31/2017	57.30	1.72	5.32	7.04
10/31/2016	57.88	1.60	(.33)	1.27
10/31/2015	60.71	1.75	(2.41)	(.66)
10/31/2014[4,12]	61.50	.16	(.41)	(.25)
Class R-3:
4/30/2018[4,5]	62.80	.85	(1.10)	(.25)
10/31/2017	57.47	1.86	5.29	7.15
10/31/2016	57.95	1.70	(.37)	1.33
10/31/2015	60.74	1.76	(2.38)	(.62)
10/31/2014	58.23	2.42	2.28	4.70
10/31/2013	52.74	1.65	5.87	7.52
Class R-4:
4/30/2018[4,5]	62.79	.94	(1.09)	(.15)
10/31/2017	57.46	2.04	5.29	7.33
10/31/2016	57.95	1.86	(.35)	1.51
10/31/2015	60.75	1.94	(2.38)	(.44)
10/31/2014	58.24	2.60	2.28	4.88
10/31/2013	52.74	1.82	5.89	7.71
Class R-5E:
4/30/2018[4,5]	62.75	1.03	(1.12)	(.09)
10/31/2017	57.45	2.18	5.27	7.45
10/31/2016[4,13]	57.40	1.84	.30	2.14
Class R-5:
4/30/2018[4,5]	62.84	1.04	(1.10)	(.06)
10/31/2017	57.50	2.22	5.30	7.52
10/31/2016	57.98	2.11	(.44)	1.67
10/31/2015	60.79	2.12	(2.40)	(.28)
10/31/2014	58.27	2.88	2.19	5.07
10/31/2013	52.77	2.00	5.87	7.87

38	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.89)	$(.79)	$(1.68)	$60.73	(.66)%[6]	$545		1.39%[7]		2.30%[7]
(1.54)	—	(1.54)	62.79	12.10	586		1.39		2.64
(1.56)	—	(1.56)	57.46	1.92	628		1.40		2.54
(1.93)	—	(1.93)	57.94	(1.44)	680		1.35		2.54
(1.94)	—	(1.94)	60.73	7.79	751		1.41		3.67
(1.81)	—	(1.81)	58.22	14.13	759		1.37		2.60

(.99)	(.79)	(1.78)	60.51	(.52)[6]	36		1.10	[7]	2.64	[7]
(1.76)	—	(1.76)	62.58	12.44	33		1.08		2.86
(1.85)	—	(1.85)	57.30	2.27	12		1.11		2.80
(2.17)	—	(2.17)	57.88	(1.12)	—	[9]	1.00		2.93
(.54)	—	(.54)	60.71	(.39)[6,8]	—	[9]	.15	[6,8]	.28	[6,8]

(1.03)	(.79)	(1.82)	60.73	(.45)[6]	962		.94	[7]	2.75	[7]
(1.82)	—	(1.82)	62.80	12.61	1,026		.94		3.08
(1.81)	—	(1.81)	57.47	2.37	993		.96		2.97
(2.17)	—	(2.17)	57.95	(1.04)	994		.94		2.95
(2.19)	—	(2.19)	60.74	8.26	1,049		.98		4.08
(2.03)	—	(2.03)	58.23	14.57	1,011		.97		3.00

(1.13)	(.79)	(1.92)	60.72	(.30)[6]	784		.64	[7]	3.05	[7]
(2.00)	—	(2.00)	62.79	12.94	838		.64		3.38
(2.00)	—	(2.00)	57.46	2.68	751		.65		3.24
(2.36)	—	(2.36)	57.95	(.74)	603		.64		3.25
(2.37)	—	(2.37)	60.75	8.58	582		.67		4.38
(2.21)	—	(2.21)	58.24	14.95	530		.65		3.31

(1.19)	(.79)	(1.98)	60.68	(.20)[6]	16		.44	[7]	3.34	[7]
(2.15)	—	(2.15)	62.75	13.18	11		.43		3.60
(2.09)	—	(2.09)	57.45	3.82 [6]	—	[9]	.52	[7]	3.40	[7]

(1.22)	(.79)	(2.01)	60.77	(.15)[6]	240		.34	[7]	3.35	[7]
(2.18)	—	(2.18)	62.84	13.29	242		.34		3.69
(2.15)	—	(2.15)	57.50	2.98	208		.37		3.68
(2.53)	—	(2.53)	57.98	(.45)	394		.34		3.56
(2.55)	—	(2.55)	60.79	8.92	381		.38		4.85
(2.37)	—	(2.37)	58.27	15.28	473		.35		3.62

See end of table for footnotes.

Capital Income Builder	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
4/30/2018[4,5]	$62.82	$1.06	$(1.10)	$(.04)
10/31/2017	57.49	2.24	5.30	7.54
10/31/2016	57.97	2.08	(.37)	1.71
10/31/2015	60.77	2.14	(2.38)	(.24)
10/31/2014	58.26	2.76	2.33	5.09
10/31/2013	52.76	2.04	5.86	7.90

	Six months ended April 30,	Year ended October 31
Portfolio turnover rate for all share classes[14]	2018[4,5,6]	2017	2016	2015	2014	2013

Excluding mortgage dollar roll transactions	18%	51%	38%	50%	Not available
Including mortgage dollar roll transactions	34%	73%	47%	63%	55%	69%

See Notes to Financial Statements

40	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets[2]

$(1.24)	$(.79)	$(2.03)	$60.75	(.13)%[6]	$9,170	.29%[7]	3.44%[7]
(2.21)	—	(2.21)	62.82	13.33	8,249	.30	3.72
(2.19)	—	(2.19)	57.49	3.05	6,806	.30	3.62
(2.56)	—	(2.56)	57.97	(.40)	5,222	.30	3.60
(2.58)	—	(2.58)	60.77	8.95	4,577	.32	4.66
(2.40)	—	(2.40)	58.26	15.35	2,963	.30	3.69

[1]	Based on average shares outstanding.
[2]	For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.68; the Class A ratio of expenses to average net assets would have been lower by .03 percentage points; and the Class A ratio of net income to average net assets would have been lower by 1.15 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

Capital Income Builder	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2017, through April 30, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	Capital Income Builder

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	11/1/2017	4/30/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$997.45	$2.87	.58%
Class A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class C – actual return	1,000.00	993.35	6.77	1.37
Class C – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class T – actual return	1,000.00	998.30	1.73	.35
Class T – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class F-1 – actual return	1,000.00	996.93	3.27	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	998.25	1.93	.39
Class F-2 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class F-3 – actual return	1,000.00	998.75	1.44	.29
Class F-3 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 529-A – actual return	1,000.00	996.96	3.27	.66
Class 529-A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 529-C – actual return	1,000.00	993.14	7.07	1.43
Class 529-C – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class 529-E – actual return	1,000.00	995.91	4.35	.88
Class 529-E – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 529-T – actual return	1,000.00	998.23	2.08	.42
Class 529-T – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-F-1 – actual return	1,000.00	998.08	2.13	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-1 – actual return	1,000.00	993.34	6.87	1.39
Class R-1 – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2 – actual return	1,000.00	993.42	6.87	1.39
Class R-2 – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2E – actual return	1,000.00	994.78	5.44	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class R-3 – actual return	1,000.00	995.49	4.65	.94
Class R-3 – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 – actual return	1,000.00	996.96	3.17	.64
Class R-4 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5E – actual return	1,000.00	998.00	2.18	.44
Class R-5E – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class R-5 – actual return	1,000.00	998.45	1.68	.34
Class R-5 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-6 – actual return	1,000.00	998.73	1.44	.29
Class R-6 – assumed 5% return	1,000.00	1,023.36	1.45	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital Income Builder	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street

Los Angeles, CA 90071-1406

44	Capital Income Builder

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2018, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital Income Builder®
Investment portfolio
April 30, 2018
unaudited
Common stocks 72.53% Financials 12.39%	Shares	Value (000)
Sampo Oyj, Class A1,2	28,130,574	$1,513,156
Banco Santander, SA2	138,377,680	892,216
Zurich Insurance Group AG2	2,694,469	859,512
Intesa Sanpaolo SpA[2]	216,061,239	825,775
BNP Paribas SA2	10,127,397	780,556
HSBC Holdings PLC (HKD denominated)[2]	37,561,442	374,964
HSBC Holdings PLC (GBP denominated)[2]	32,182,441	320,751
CME Group Inc., Class A	3,879,189	611,671
JPMorgan Chase & Co.	4,836,041	526,065
DBS Group Holdings Ltd[2]	21,498,492	496,640
Wells Fargo & Co.	9,340,600	485,338
China Construction Bank Corp., Class H2	367,328,000	385,189
Principal Financial Group, Inc.	6,485,400	384,065
Lloyds Banking Group PLC[2]	398,055,700	353,789
Bank of China Ltd., Class H2	609,376,400	330,335
Toronto-Dominion Bank (CAD denominated)	5,721,700	321,346
Royal Bank of Canada	3,800,000	288,977
KBC Groep NV2	3,315,373	288,899
Insurance Australia Group Ltd.[2]	46,562,000	275,994
UBS Group AG2	16,321,000	274,216
ABN AMRO Group NV, depository receipts[2]	8,780,075	272,265
Swedbank AB, Class A2	10,327,141	224,882
Prudential PLC[2]	8,066,500	206,885
Banca Mediolanum SPA[2]	24,910,007	199,897
PNC Financial Services Group, Inc.	1,334,668	194,341
M&T Bank Corp.	909,000	165,683
Westpac Banking Corp.[2]	7,627,485	163,843
St. James’s Place PLC[2]	10,167,448	158,710
American International Group, Inc.	2,345,600	131,354
Prudential Financial, Inc.	1,224,600	130,199
Bank of Montreal	1,586,082	120,455
Huntington Bancshares Inc.	7,909,015	117,923
Svenska Handelsbanken AB, Class A2	8,397,969	93,758
Invesco Ltd.	2,747,036	79,582
Marsh & McLennan Companies, Inc.	973,000	79,299
Bank of Nova Scotia	1,006,400	61,860
Mercury General Corp.	1,100,000	50,303
Société Générale[2]	600,980	32,919
MONETA Money Bank, AS, non-registered shares[2]	7,813,482	28,082
Union National Bank PJSC[2]	8,719,524	8,792
		13,110,486
Consumer staples 8.79%
British American Tobacco PLC[2]	24,020,411	1,319,976
British American Tobacco PLC (ADR)	7,866,157	429,650
Philip Morris International Inc.	16,969,700	1,391,516
Coca-Cola Co.	31,347,600	1,354,530
Capital Income Builder — Page 1 of 29

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Altria Group, Inc.	22,261,800	$1,249,110
Imperial Brands PLC[2]	31,798,482	1,135,437
Nestlé SA2	12,202,580	943,370
Diageo PLC[2]	11,767,900	418,582
Kimberly-Clark Corp.	2,425,984	251,186
Kellogg Co.	3,103,237	182,781
Procter & Gamble Co.	2,374,000	171,735
Reckitt Benckiser Group PLC[2]	1,130,900	88,662
PepsiCo, Inc.	862,000	87,010
Unilever PLC[2]	1,213,300	67,991
Japan Tobacco Inc.[2]	2,225,800	59,768
Unilever NV, depository receipts[2]	1,020,000	58,188
Kraft Heinz Co.	710,433	40,054
Convenience Retail Asia Ltd.[1,2]	51,330,000	24,129
Hormel Foods Corp.	577,700	20,942
		9,294,617
Health care 8.06%
AbbVie Inc.	30,893,000	2,982,719
Novartis AG2	18,548,700	1,426,695
Amgen Inc.	7,114,680	1,241,369
GlaxoSmithKline PLC[2]	27,493,700	551,712
Johnson & Johnson	3,433,800	434,341
AstraZeneca PLC[2]	4,480,948	314,160
AstraZeneca PLC (ADR)	2,841,600	100,962
Pfizer Inc.	10,520,100	385,141
Abbott Laboratories	6,554,900	381,036
Gilead Sciences, Inc.	4,573,400	330,337
Roche Holding AG, non-registered shares, nonvoting[2]	580,013	128,683
Takeda Pharmaceutical Co. Ltd.[2]	2,502,000	105,184
Eli Lilly and Co.	1,061,300	86,040
Merck & Co., Inc.	936,000	55,102
		8,523,481
Energy 7.23%
Royal Dutch Shell PLC, Class B2	48,953,931	1,748,726
Royal Dutch Shell PLC, Class A2	11,221,225	390,024
Royal Dutch Shell PLC, Class B (ADR)	2,779,900	201,320
Royal Dutch Shell PLC, Class A (ADR)	52,633	3,679
Exxon Mobil Corp.	12,676,000	985,559
Occidental Petroleum Corp.	7,987,303	617,099
TOTAL SA2	9,759,163	612,840
TransCanada Corp.	11,832,288	501,694
Enbridge Inc. (CAD denominated)	11,933,386	361,454
Enbridge Inc. (CAD denominated)[2,3]	2,864,838	85,039
BP PLC[2]	49,591,992	366,404
Helmerich & Payne, Inc.	4,332,215	301,306
Chevron Corp.	1,918,000	239,961
Inter Pipeline Ltd.	13,005,910	234,500
Schlumberger Ltd.	3,412,800	233,982
Williams Companies, Inc.	8,495,259	218,583
Suncor Energy Inc.	5,525,900	211,318
Whitecap Resources Inc.[1]	22,729,000	164,632
Capital Income Builder — Page 2 of 29

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Kinder Morgan, Inc.	7,105,700	$112,412
ConocoPhillips	815,100	53,389
		7,643,921
Utilities 6.89%
ENGIE SA2	44,982,341	788,343
ENGIE SA, bonus shares[2]	12,061,353	211,382
Iberdrola, SA, non-registered shares[2]	99,265,486	765,236
EDP - Energias de Portugal, SA1,2	192,496,653	714,457
Southern Co.	15,300,443	705,656
SSE PLC[2]	35,398,420	671,789
Dominion Energy, Inc.	9,331,308	621,092
National Grid PLC[2]	52,718,280	610,593
Exelon Corp.	8,337,000	330,812
American Electric Power Co., Inc.	4,706,000	329,326
Duke Energy Corp.	3,173,000	254,348
PG&E Corp.	5,439,970	250,783
Enel SPA[2]	37,493,233	237,480
Gas Natural SDG, SA2	8,622,000	216,937
Power Assets Holdings Ltd.[2]	20,642,000	153,262
Glow Energy PCL, foreign registered[2]	38,648,000	105,377
CK Infrastructure Holdings Ltd.[2]	11,611,114	91,601
Ratchaburi Electricity Generating Holding PCL, foreign registered[2]	36,216,300	59,898
Red Eléctrica de Corporación, SA2	2,869,968	59,737
Emera Inc.	1,904,088	59,305
Infratil Ltd.[2]	14,867,000	33,369
Sempra Energy	199,500	22,304
		7,293,087
Information technology 6.03%
Microsoft Corp.	14,617,200	1,367,001
Intel Corp.	21,888,250	1,129,871
Broadcom Inc.	4,531,000	1,039,502
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	97,083,800	735,941
Cisco Systems, Inc.	11,695,000	517,972
QUALCOMM Inc.	7,422,200	378,606
Texas Instruments Inc.	3,114,500	315,904
VTech Holdings Ltd.[1,2]	20,089,300	245,341
Vanguard International Semiconductor Corp.[1,2]	106,408,725	215,598
HP Inc.	8,279,300	177,922
Western Union Co.	4,712,000	93,062
Delta Electronics, Inc.[2]	20,417,000	74,008
Accenture PLC, Class A	323,300	48,883
Micro Focus International PLC[2]	2,283,801	39,553
Xilinx, Inc.	22,700	1,458
		6,380,622
Telecommunication services 5.55%
Verizon Communications Inc.	37,400,029	1,845,691
Vodafone Group PLC[2]	361,280,364	1,051,198
AT&T Inc.	22,010,210	719,734
BCE Inc.	12,685,200	538,352
Singapore Telecommunications Ltd.[2]	124,287,867	330,297
Com Hem Holding AB1,2	14,281,000	247,952
Nippon Telegraph and Telephone Corp.[2]	5,162,000	245,623
Capital Income Builder — Page 3 of 29

unaudited
Common stocks Telecommunication services (continued)	Shares	Value (000)
Koninklijke KPN NV2	77,536,827	$240,374
HKT Trust and HKT Ltd., units[2]	139,282,860	183,181
BT Group PLC[2]	48,095,000	164,669
Intouch Holdings PCL, foreign registered[2]	57,496,927	104,502
Intouch Holdings PCL, nonvoting depository receipts[2]	2,003,073	3,641
CenturyLink, Inc.	3,500,000	65,030
TELUS Corp.	1,118,508	40,029
Telia Co. AB2	6,731,000	33,007
TalkTalk Telecom Group PLC[2]	16,791,663	29,593
Inmarsat PLC[2]	5,444,663	28,057
		5,870,930
Consumer discretionary 5.12%
Las Vegas Sands Corp.	15,659,000	1,148,275
Starbucks Corp.	9,341,600	537,796
McDonald’s Corp.	2,550,000	426,972
Six Flags Entertainment Corp.[1]	6,035,558	381,689
Target Corp.	4,500,000	326,700
Sands China Ltd.[2]	47,868,800	276,224
Ford Motor Co.	20,000,000	224,800
ProSiebenSat.1 Media SE2	5,288,701	192,125
Greene King PLC[1,2]	24,691,512	185,776
Midea Group Co., Ltd., Class A2	21,360,900	174,661
Kering SA2	294,000	169,597
ITV PLC[2]	81,248,760	168,767
Modern Times Group MTG AB, Class B2	3,717,962	146,371
SES SA, Class A (FDR)[2]	9,157,470	141,209
NEXT PLC[2]	1,701,000	122,552
Daimler AG2	1,345,400	106,058
Dine Brands Global, Inc.[1]	1,095,551	86,921
Gannett Co., Inc.[1]	8,547,400	82,653
William Hill PLC[2]	17,000,000	68,415
Toyota Motor Corp.[2]	1,003,000	65,699
Hyundai Motor Co.[2]	430,900	64,458
YUM! Brands, Inc.	631,500	55,004
Matahari Department Store Tbk PT2	69,943,000	51,926
AA PLC[2]	24,379,677	45,484
BCA Marketplace PLC[2]	15,524,700	40,559
Stella International Holdings Ltd.[2]	32,259,000	38,052
Marston’s PLC[2]	19,496,200	28,930
Leifheit AG, non-registered shares[1,2]	640,000	18,709
Pacific Textiles Holdings Ltd.[2]	17,431,000	15,952
Quang Viet Enterprise Co., Ltd.[2]	3,901,000	14,442
Chow Sang Sang Holdings International Ltd.[2]	5,278,000	11,559
Gree Electric Appliances, Inc. of Zhuhai, Class A2	127,500	889
		5,419,224
Real estate 4.32%
Crown Castle International Corp. REIT	10,875,855	1,097,048
Link Real Estate Investment Trust REIT[2]	62,932,896	556,026
Extra Space Storage Inc. REIT	3,788,000	339,367
Daito Trust Construction Co., Ltd.[2]	1,795,100	302,086
American Tower Corp. REIT	2,086,844	284,562
American Campus Communities, Inc. REIT	6,035,000	236,029
Iron Mountain Inc. REIT	6,475,723	219,786
Capital Income Builder — Page 4 of 29

unaudited
Common stocks Real estate (continued)	Shares	Value (000)
Sun Hung Kai Properties Ltd.[2]	13,536,000	$217,297
Public Storage REIT	1,075,255	216,965
Digital Realty Trust, Inc. REIT	1,989,800	210,302
MERLIN Properties SOCIMI, SA REIT, non-registered shares[2]	8,116,000	125,209
Hospitality Properties Trust REIT	4,941,000	122,932
Unibail-Rodamco SE, non-registered shares REIT[2]	503,930	120,641
TAG Immobilien AG2	5,417,538	114,465
Nexity SA, Class A, non-registered shares[2]	1,762,815	109,860
Lamar Advertising Co. REIT, Class A	1,591,278	101,380
Scentre Group REIT, units[2]	32,645,000	98,801
TLG Immobilien AG, non-registered shares[2]	1,500,000	43,107
Ventas, Inc. REIT	738,900	37,994
OUTFRONT Media Inc. REIT	791,000	14,831
		4,568,688
Industrials 4.13%
Lockheed Martin Corp.	4,378,474	1,404,790
BAE Systems PLC[2]	68,907,100	578,255
General Electric Co.	38,275,950	538,543
Boeing Co.	1,238,700	413,181
Airbus SE, non-registered shares[2]	3,358,189	393,406
Sydney Airport, units[2]	62,436,319	333,877
Singapore Technologies Engineering Ltd[2]	73,375,000	192,052
Kühne + Nagel International AG2	556,260	86,587
Adecco Group AG2	1,178,100	77,976
BTS Rail Mass Transit Growth Infrastructure Fund[2]	200,000,000	76,019
Air New Zealand Ltd.[2]	27,818,905	63,785
Nielsen Holdings PLC	1,850,000	58,182
Capita PLC[2]	15,599,289	40,991
Transurban Group[2]	3,965,466	34,546
Safran SA2	272,000	31,900
PayPoint PLC[2]	1,905,000	22,549
CTCI Corp. (Taiwan)[2]	9,300,000	15,646
R.R. Donnelley & Sons Co.	742,351	6,273
		4,368,558
Materials 1.71%
Rio Tinto PLC[2]	15,338,200	831,097
Nutrien Ltd.	9,386,957	427,388
DowDuPont Inc.	2,495,000	157,784
BHP Billiton PLC[2]	6,036,000	127,948
Givaudan SA2	40,918	91,218
Amcor Ltd.[2]	8,194,991	84,570
BASF SE2	470,000	48,829
Praxair, Inc.	265,500	40,494
		1,809,328
Miscellaneous 2.31%
Other common stocks in initial period of acquisition		2,442,949
Total common stocks (cost: $66,477,000,000)		76,725,891
Capital Income Builder — Page 5 of 29

unaudited
Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
CoBank, ACB, Class E, noncumulative[3]	13,000	$8,663
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,258
Total preferred securities (cost: $17,994,000)		13,921
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		160
Total rights & warrants (cost: $28,000)		160
Convertible stocks 0.36% Utilities 0.14%
NextEra Energy, Inc., units, 6.123% convertible preferred 2019	1,548,591	89,509
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	1,188,702	54,609
		144,118
Energy 0.02%
Kinder Morgan Inc., Series A, depository share, 9.75% convertible preferred 2018	729,294	22,681
Miscellaneous 0.20%
Other convertible stocks in initial period of acquisition		217,704
Total convertible stocks (cost: $388,301,000)		384,503
Bonds, notes & other debt instruments 23.65% U.S. Treasury bonds & notes 13.68% U.S. Treasury 12.79%	Principal amount (000)
U.S. Treasury 1.125% 2019	$8,127	8,063
U.S. Treasury 1.25% 2019	10,000	9,830
U.S. Treasury 1.50% 2019	216	213
U.S. Treasury 1.75% 2019	6,785	6,724
U.S. Treasury 3.125% 2019	100,000	100,840
U.S. Treasury 8.125% 2019	93,440	100,258
U.S. Treasury 1.125% 2020	51,950	50,639
U.S. Treasury 1.25% 2020	40,700	39,811
U.S. Treasury 1.375% 2020	70,000	68,480
U.S. Treasury 1.375% 2020	69,577	67,555
U.S. Treasury 1.375% 2020	16,500	16,179
U.S. Treasury 1.50% 2020	23,008	22,551
U.S. Treasury 1.625% 2020	52,000	50,963
U.S. Treasury 1.75% 2020	36,615	35,877
U.S. Treasury 2.375% 2020	1,823	1,819
U.S. Treasury 3.625% 2020	700	714
U.S. Treasury 8.50% 2020	76,000	84,066
U.S. Treasury 8.75% 2020	179,000	201,481
U.S. Treasury 8.75% 2020	165,000	187,725
U.S. Treasury 1.125% 2021	89,668	85,358
U.S. Treasury 1.75% 2021	75,161	72,730
U.S. Treasury 2.00% 2021	125,380	122,481
U.S. Treasury 2.25% 2021	42,570	42,008
Capital Income Builder — Page 6 of 29

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.375% 2021	$1,695	$1,683
U.S. Treasury 3.125% 2021	75,000	76,034
U.S. Treasury 3.625% 2021	31,600	32,458
U.S. Treasury 8.00% 2021	337,500	397,869
U.S. Treasury 8.125% 2021	124,000	145,306
U.S. Treasury 1.625% 2022	11,000	10,498
U.S. Treasury 1.75% 2022	750,000	721,545
U.S. Treasury 1.75% 2022	75,000	72,093
U.S. Treasury 1.875% 2022	806,000	779,861
U.S. Treasury 1.875% 2022	38,250	36,853
U.S. Treasury 2.00% 2022	41,100	39,775
U.S. Treasury 2.00% 2022	34,650	33,517
U.S. Treasury 2.125% 2022	354,000	343,975
U.S. Treasury 7.25% 2022	182,500	215,978
U.S. Treasury 7.625% 2022	39,700	47,975
U.S. Treasury 1.50% 2023	64,170	60,460
U.S. Treasury 1.625% 2023	39,450	37,260
U.S. Treasury 1.625% 2023	3,000	2,837
U.S. Treasury 2.125% 2023	116,269	112,049
U.S. Treasury 2.25% 2023[4]	150,000	145,389
U.S. Treasury 2.375% 2023	189,727	186,325
U.S. Treasury 2.50% 2023	9,000	8,882
U.S. Treasury 2.625% 2023	125,000	124,131
U.S. Treasury 2.75% 2023	347,932	347,334
U.S. Treasury 6.25% 2023	350,000	409,241
U.S. Treasury 7.125% 2023	299,800	358,213
U.S. Treasury 1.875% 2024	1,000	943
U.S. Treasury 2.00% 2024	850,000	809,191
U.S. Treasury 2.00% 2024	220,350	209,978
U.S. Treasury 2.00% 2024	50,000	47,553
U.S. Treasury 2.125% 2024	900,000	860,346
U.S. Treasury 2.125% 2024	750,000	718,035
U.S. Treasury 2.125% 2024	220,000	211,475
U.S. Treasury 2.125% 2024	100,000	95,453
U.S. Treasury 2.25% 2024	141,375	136,940
U.S. Treasury 2.25% 2024	125,000	120,327
U.S. Treasury 2.25% 2024	55,000	52,920
U.S. Treasury 2.25% 2024	55,000	52,873
U.S. Treasury 7.50% 2024	310,000	395,687
U.S. Treasury 2.75% 2025	150,000	148,675
U.S. Treasury 6.875% 2025	145,145	183,076
U.S. Treasury 7.625% 2025	200,000	258,422
U.S. Treasury 2.00% 2026	95,400	88,621
U.S. Treasury 6.00% 2026	206,000	250,354
U.S. Treasury 6.50% 2026	178,000	226,012
U.S. Treasury 6.75% 2026	35,000	44,888
U.S. Treasury 2.25% 2027	582,196	549,279
U.S. Treasury 2.25% 2027	225,000	211,968
U.S. Treasury 2.25% 2027	75	71
U.S. Treasury 6.125% 2027	262,000	331,236
U.S. Treasury 6.375% 2027	85,000	108,740
U.S. Treasury 6.625% 2027	65,000	83,672
U.S. Treasury 2.75% 2028	337,662	332,016
U.S. Treasury 5.25% 2028	89,000	107,448
Capital Income Builder — Page 7 of 29

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 5.50% 2028	$140,000	$171,580
U.S. Treasury 5.25% 2029	25,000	30,287
U.S. Treasury 6.125% 2029	30,000	39,094
U.S. Treasury 6.25% 2030	193,000	256,945
U.S. Treasury 2.75% 2047	60,000	55,772
U.S. Treasury 2.75% 2047	44,976	41,799
U.S. Treasury 3.00% 2047	179,092	175,102
		13,530,684
U.S. Treasury inflation-protected securities 0.89%
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	170,242	188,988
U.S. Treasury Inflation-Protected Security 2.00% 2026[5]	55,566	60,901
U.S. Treasury Inflation-Protected Security 0.375% 2027[5]	203,977	197,616
U.S. Treasury Inflation-Protected Security 0.375% 2027[5]	132,949	128,703
U.S. Treasury Inflation-Protected Security 0.50% 2028[5]	237,668	196,751
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	841	1,063
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	51,838	50,282
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	78,593	86,973
U.S. Treasury Inflation-Protected Security 0.875% 2047[5]	25,783	25,475
		936,752
Total U.S. Treasury bonds & notes		14,467,436
Corporate bonds & notes 5.47% Energy 0.96%
Anadarko Petroleum Corp. 4.85% 2021	1,040	1,078
Anadarko Petroleum Corp. 5.55% 2026	20,150	21,741
Anadarko Petroleum Corp. 6.20% 2040	790	922
Anadarko Petroleum Corp. 6.60% 2046	3,220	3,982
Andeavor Logistics LP 3.50% 2022	5,069	4,991
Andeavor Logistics LP 4.25% 2027	1,283	1,249
APT Pipelines Ltd. 4.20% 2025[3]	2,220	2,212
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.387% 2023[6,7,8]	250	251
Baker Hughes, a GE Co. 3.337% 2027	2,500	2,347
Baker Hughes, a GE Co. 4.08% 2047	6,850	6,281
Canadian Natural Resources Ltd. 2.95% 2023	5,565	5,381
Canadian Natural Resources Ltd. 3.80% 2024	1,975	1,960
Canadian Natural Resources Ltd. 3.85% 2027	23,985	23,221
Canadian Natural Resources Ltd. 4.95% 2047	1,330	1,377
Cenovus Energy Inc. 3.00% 2022	16,340	15,657
Cenovus Energy Inc. 3.80% 2023	6,120	5,991
Cenovus Energy Inc. 4.25% 2027	12,870	12,385
Cenovus Energy Inc. 5.25% 2037	2,646	2,624
Cenovus Energy Inc. 5.40% 2047	18,280	18,225
Chevron Corp. 1.561% 2019	3,700	3,665
Chevron Corp. 2.10% 2021	20,720	20,218
Chevron Corp. 2.498% 2022	10,540	10,325
ConocoPhillips 4.95% 2026	4,320	4,659
Diamond Offshore Drilling, Inc. 4.875% 2043	21,965	15,925
Ecopetrol SA 5.875% 2023	1,790	1,913
Ecopetrol SA 5.875% 2045	715	692
Enbridge Energy Partners, LP 9.875% 2019	5,000	5,279
Enbridge Energy Partners, LP 5.20% 2020	650	672
Enbridge Energy Partners, LP 5.875% 2025	30,860	33,709
Capital Income Builder — Page 8 of 29

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 5.50% 2040	$3,500	$3,699
Enbridge Energy Partners, LP 7.375% 2045	46,155	59,474
Enbridge Inc. 2.90% 2022	1,083	1,047
Enbridge Inc. 4.00% 2023	10,895	10,910
Enbridge Inc. 3.70% 2027	5,335	5,034
Energy Transfer Partners, LP 4.75% 2026	1,250	1,249
Energy Transfer Partners, LP 4.00% 2027	1,325	1,238
Energy Transfer Partners, LP 4.20% 2027	9,400	8,977
Energy Transfer Partners, LP 6.125% 2045	8,270	8,472
Energy Transfer Partners, LP 5.30% 2047	15,410	14,394
Energy Transfer Partners, LP 5.40% 2047	16,421	15,516
Energy Transfer Partners, LP 6.25% (undated)	7,500	7,160
Energy Transfer Partners, LP 6.625% 2049	10,220	9,684
EnLink Midstream Partners, LP 2.70% 2019	5,920	5,897
EnLink Midstream Partners, LP 4.40% 2024	3,815	3,786
EnLink Midstream Partners, LP 4.15% 2025	2,435	2,360
EnLink Midstream Partners, LP 4.85% 2026	2,745	2,746
EnLink Midstream Partners, LP 5.05% 2045	4,255	3,860
EnLink Midstream Partners, LP 5.45% 2047	705	681
Ensco PLC, 5.20% 2025	4,265	3,524
Ensco PLC, 5.75% 2044	1,750	1,223
EQT Corp. 3.00% 2022	4,940	4,779
EQT Corp. 3.90% 2027	10,840	10,333
Exxon Mobil Corp. 2.222% 2021	7,750	7,627
Halliburton Co. 5.00% 2045	2,220	2,372
Husky Energy Inc. 7.25% 2019	4,500	4,779
Jonah Energy LLC 7.25% 2025[3]	2,500	2,013
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	7,462
Kinder Morgan Energy Partners, LP 5.40% 2044	6,230	6,150
Kinder Morgan Energy Partners, LP 5.50% 2044	1,600	1,606
Kinder Morgan Finance Co. 5.05% 2046	8,695	8,329
Kinder Morgan, Inc. 3.15% 2023	1,190	1,151
Kinder Morgan, Inc. 4.30% 2025	75,495	75,379
Kinder Morgan, Inc. 4.30% 2028	18,630	18,151
Kinder Morgan, Inc. 5.55% 2045	49,775	50,874
Marathon Oil Corp. 4.40% 2027	18,885	19,049
MPLX LP 4.125% 2027	2,445	2,388
MPLX LP 4.00% 2028	6,080	5,855
MPLX LP 5.20% 2047	505	517
MPLX LP 4.70% 2048	3,500	3,315
Murphy Oil Corp. 6.875% 2024	7,500	7,959
Murphy Oil Corp. 5.75% 2025	6,700	6,700
NGL Energy Partners LP 5.125% 2019	9,100	9,123
NGPL PipeCo LLC 7.768% 2037[3]	2,000	2,420
Noble Corp. PLC 7.95% 2025	1,785	1,607
Noble Corp. PLC 8.95% 2045	3,010	2,596
Noble Energy, Inc. 3.85% 2028	3,465	3,343
Noble Energy, Inc. 4.95% 2047	6,630	6,737
NuStar Logistics, LP 5.625% 2027	5,000	4,755
PDC Energy Inc. 5.75% 2026[3]	2,500	2,522
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	9,960
Petrobras Global Finance Co. 6.25% 2024	1,250	1,318
Petrobras Global Finance Co. 7.375% 2027	1,365	1,466
Petrobras Global Finance Co. 5.999% 2028[3]	9,935	9,693
Capital Income Builder — Page 9 of 29

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 5.75% 2029	$9,120	$8,669
Petrobras Global Finance Co. 7.25% 2044	300	299
Petrobras Global Finance Co. 6.85% 2115	2,075	1,928
Petróleos Mexicanos 6.875% 2026	34,020	36,520
Petróleos Mexicanos 6.50% 2027	2,470	2,555
Petróleos Mexicanos 5.35% 2028[3]	23,530	22,504
Petróleos Mexicanos 6.75% 2047	14,285	13,849
Petróleos Mexicanos 6.35% 2048[3]	18,178	16,760
Phillips 66 Partners LP 4.30% 2022	11,525	11,937
Phillips 66 Partners LP 3.605% 2025	540	523
Phillips 66 Partners LP 3.55% 2026	2,600	2,456
Phillips 66 Partners LP 3.75% 2028	670	636
Phillips 66 3.90% 2028	3,750	3,690
Phillips 66 Partners LP 4.68% 2045	160	153
Phillips 66 Partners LP 4.90% 2046	1,485	1,460
Pioneer Natural Resources Co. 3.45% 2021	1,370	1,377
QEP Resources, Inc. 5.625% 2026	350	336
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,7]	1,064	1,038
QGOG Constellation SA 9.50% 2024[3,7,9]	501	248
Range Resources Corp. 4.875% 2025	4,780	4,448
Royal Dutch Shell PLC 1.75% 2021	10,865	10,422
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	6,876
Sabine Pass Liquefaction, LLC 5.00% 2027	8,075	8,314
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,240
Schlumberger BV 4.00% 2025[3]	17,490	17,539
Southwestern Energy Co. 6.45% 2025	6,045	5,937
Spectra Energy Partners, LP 2.95% 2018	4,040	4,044
Targa Resources Corp. 5.875% 2026[3]	5,000	4,981
Targa Resources Partners LP 4.125% 2019	4,000	4,033
Targa Resources Partners LP 5.125% 2025	5,250	5,106
TC PipeLines, LP 4.375% 2025	1,984	1,982
Tesoro Logistics LP 6.25% 2022	520	543
TransCanada Corp. 6.50% 2018	10,000	10,112
TransCanada Corp. 5.875% 2076	61,650	63,654
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 4.049% 2067[8]	8,000	7,730
Transportadora de Gas Peru SA 4.25% 2028[3,7]	1,090	1,079
Valero Energy Partners LP 4.375% 2026	1,735	1,714
Western Gas Partners LP 2.60% 2018	1,375	1,374
Western Gas Partners LP 3.95% 2025	1,520	1,464
Western Gas Partners LP 4.65% 2026	9,149	9,188
Western Gas Partners LP 5.30% 2048	3,300	3,233
Williams Companies, Inc. 4.55% 2024	2,250	2,253
Williams Partners LP 4.125% 2020	5,000	5,066
Williams Partners LP 4.00% 2025	990	963
Williams Partners LP 3.75% 2027	2,850	2,683
Williams Partners LP 5.10% 2045	1,400	1,379
		1,016,486
Financials 0.87%
ACE Capital Trust II 9.70% 2030	7,210	10,328
ACE INA Holdings Inc. 2.30% 2020	815	801
ACE INA Holdings Inc. 2.875% 2022	2,910	2,855
ACE INA Holdings Inc. 3.35% 2026	2,905	2,827
ACE INA Holdings Inc. 4.35% 2045	3,230	3,353
Capital Income Builder — Page 10 of 29

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American Express Co. 2.20% 2020	$16,500	$16,148
American Express Co. 3.00% 2024	3,175	3,025
American International Group, Inc. 4.20% 2028	18,500	18,378
American International Group, Inc. 4.75% 2048	20,475	20,467
AXA SA 5.00% 2048[3]	8,500	8,124
Bank of America Corp. 5.65% 2018	1,940	1,940
Bank of America Corp. 2.816% 2023	3,025	2,926
Bank of America Corp. 3.55% 2024	35,527	35,277
Bank of America Corp. 3.593% 2028	7,145	6,807
Bank of America Corp. 3.824% 2028	2,790	2,718
Bank of America Corp. 3.97% 2029	11,600	11,392
Bank of New York Mellon Corp. 2.10% 2019	15,000	14,963
Bank of New York Mellon Corp. 3.50% 2023	2,600	2,605
Barclays Bank PLC 5.14% 2020	15,525	16,009
Barclays Bank PLC 4.95% 2047	7,500	7,485
BB&T Corp. 2.45% 2020	7,800	7,733
Berkshire Hathaway Inc. 2.20% 2021	2,500	2,457
Berkshire Hathaway Inc. 3.125% 2026	3,005	2,895
BNP Paribas 3.375% 2025[3]	10,825	10,370
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.894% 2019[2,3,7,8,10]	3,139	3,139
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.894% 2019[2,3,7,8,10]	839	839
Citigroup Inc. 2.50% 2018	7,500	7,500
Citigroup Inc. 8.50% 2019	12,656	13,405
Citigroup Inc. 3.142% 2023	3,025	2,971
Citigroup Inc. 3.20% 2026	5,330	4,968
Crédit Agricole SA 3.75% 2023[3]	9,300	9,210
Credit Suisse Group AG 3.80% 2022	7,888	7,894
Credit Suisse Group AG 2.997% 2023[3]	11,750	11,300
Credit Suisse Group AG 3.80% 2023	12,050	11,998
Credit Suisse Group AG 3.869% 2029[3]	5,000	4,749
Discover Financial Services 10.25% 2019	4,334	4,662
Discover Financial Services 3.35% 2023	5,750	5,634
Discover Financial Services 4.10% 2027	12,500	12,128
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,073
Goldman Sachs Group, Inc. 2.905% 2023	20,480	19,754
Goldman Sachs Group, Inc. 3.584% 2023[8]	1,465	1,528
Goldman Sachs Group, Inc. 3.814% 2029	22,500	21,487
Goldman Sachs Group, Inc. 4.223% 2029	7,085	7,016
Groupe BPCE SA 2.75% 2021	9,500	9,281
Groupe BPCE SA 2.75% 2023[3]	3,925	3,764
HBOS PLC 6.75% 2018[3]	25,085	25,141
HSBC Holdings PLC (3-month USD-LIBOR + 0.88%) 3.166% 2018[8]	5,000	5,015
HSBC Holdings PLC 3.033% 2023	5,975	5,810
Intesa Sanpaolo SpA 5.017% 2024[3]	49,100	48,106
Intesa Sanpaolo SpA 3.875% 2028[3]	10,000	9,366
Intesa Sanpaolo SpA 4.375% 2048[3]	425	391
JPMorgan Chase & Co. 6.30% 2019	5,000	5,177
JPMorgan Chase & Co. 4.625% 2021	5,000	5,196
JPMorgan Chase & Co. 3.559% 2024	25,275	25,137
JPMorgan Chase & Co. 3.509% 2029	21,050	19,940
JPMorgan Chase & Co., Series I, junior subordinated 5.829% (undated)	49,540	49,974
Leucadia National Corp. 5.50% 2023	3,265	3,400
Lloyds Banking Group PLC 2.907% 2023	3,600	3,469
Lloyds Banking Group PLC 4.375% 2028	16,625	16,557
Capital Income Builder — Page 11 of 29

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Metlife, Inc. 3.60% 2025	$2,870	$2,810
Metropolitan Life Global Funding I 2.30% 2019[3]	2,700	2,694
Metropolitan Life Global Funding I 2.00% 2020[3]	2,155	2,118
Metropolitan Life Global Funding I 2.50% 2020[3]	4,000	3,937
Metropolitan Life Global Funding I 1.95% 2021[3]	11,000	10,534
Metropolitan Life Global Funding I 3.45% 2026[3]	1,210	1,171
Morgan Stanley 2.50% 2021	15,000	14,661
Morgan Stanley 3.737% 2024	26,000	25,986
Morgan Stanley 3.875% 2026	7,525	7,417
Morgan Stanley 3.625% 2027	5,740	5,536
Morgan Stanley 3.772% 2029	11,500	11,054
Nationwide Building Society 3.766% 2024[3]	8,000	7,914
Navient Corp. 7.25% 2023	2,500	2,625
New York Life Global Funding 1.50% 2019[3]	1,835	1,801
New York Life Global Funding 2.10% 2019[3]	3,000	2,991
New York Life Global Funding 1.95% 2020[3]	2,190	2,152
New York Life Global Funding 1.95% 2020[3]	2,000	1,948
New York Life Global Funding 2.00% 2020[3]	500	491
New York Life Global Funding 1.70% 2021[3]	14,000	13,353
New York Life Global Funding 2.30% 2022[3]	3,250	3,123
Nordea Bank AB 1.625% 2018[3]	2,500	2,500
PRICOA Global Funding I 2.45% 2022[3]	855	821
Royal Bank of Canada 2.125% 2020	5,250	5,165
Royal Bank of Scotland PLC 3.498% 2023	13,000	12,733
Santander Holdings USA, Inc. 3.70% 2022	7,500	7,439
Santander Holdings USA, Inc. 3.40% 2023	6,000	5,818
Standard Chartered PLC 3.885% 2024[3]	5,000	4,938
Travelers Companies, Inc. 4.00% 2047	1,315	1,281
UBS Group AG 2.859% 2023[3]	5,000	4,795
UniCredit SPA 4.625% 2027[3]	5,000	5,004
UniCredit SPA 5.861% 2032[3]	1,900	1,906
US Bancorp 3.15% 2027	4,000	3,793
US Bancorp (3-month USD-LIBOR + 0.49%) 2.32875% 2018[8]	5,000	5,009
US Bancorp 2.00% 2020	1,000	985
US Bancorp 2.625% 2022	7,750	7,597
Wells Fargo & Co. 2.10% 2021	15,000	14,417
Wells Fargo & Co. 2.625% 2022	14,025	13,480
Wells Fargo & Co. 3.069% 2023	5,000	4,869
Wells Fargo & Co. 3.00% 2026	3,320	3,055
Wells Fargo & Co. 3.584% 2028	14,815	14,130
Wells Fargo & Co., Series K, junior subordinated 5.895% (undated)	71,606	72,501
		922,414
Health care 0.83%
Abbott Laboratories 2.80% 2020	2,645	2,630
Abbott Laboratories 2.90% 2021	19,140	18,908
Abbott Laboratories 3.40% 2023	5,290	5,227
Abbott Laboratories 3.75% 2026	15,490	15,286
Abbott Laboratories 4.90% 2046	3,830	4,130
AbbVie Inc. 2.50% 2020	24,235	23,957
AbbVie Inc. 2.30% 2021	11,485	11,164
AbbVie Inc. 3.20% 2022	10,015	9,856
AbbVie Inc. 2.85% 2023	3,055	2,945
AbbVie Inc. 3.20% 2026	26,125	24,487
Capital Income Builder — Page 12 of 29

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 4.45% 2046	$16,510	$15,840
Aetna Inc. 2.80% 2023	1,095	1,045
Allergan PLC 3.00% 2020	6,830	6,787
Allergan PLC 3.45% 2022	8,840	8,698
Allergan PLC 3.80% 2025	29,278	28,106
Allergan PLC 4.75% 2045	10,503	9,933
Amgen Inc. 1.85% 2021	8,825	8,442
Amgen Inc. 2.65% 2022	5,000	4,852
Amgen Inc. 2.60% 2026	8,575	7,738
Anthem, Inc. 2.95% 2022	12,000	11,640
Anthem, Inc. 3.65% 2027	2,200	2,096
AstraZeneca PLC 2.375% 2022	2,773	2,660
Baxalta Inc. 4.00% 2025	2,415	2,365
Becton, Dickinson and Co. 2.675% 2019	2,962	2,941
Becton, Dickinson and Co. 2.894% 2022	5,185	5,024
Becton, Dickinson and Co. 3.363% 2024	20,000	19,261
Becton, Dickinson and Co. 3.734% 2024	1,504	1,468
Becton, Dickinson and Co. 3.70% 2027	28,810	27,312
Boston Scientific Corp. 2.85% 2020	6,735	6,675
Boston Scientific Corp. 6.00% 2020	8,075	8,435
Boston Scientific Corp. 3.375% 2022	3,150	3,126
Cardinal Health, Inc. 4.368% 2047	3,210	2,989
Celgene Corp. 3.25% 2023	10,000	9,779
EMD Finance LLC 2.40% 2020[3]	1,600	1,578
EMD Finance LLC 2.95% 2022[3]	9,800	9,606
EMD Finance LLC 3.25% 2025[3]	6,450	6,205
Endo International PLC 5.875% 2024[3]	225	213
HCA Inc. 5.25% 2026	7,275	7,330
IMS Health Holdings, Inc. 5.00% 2026[3]	7,700	7,623
Johnson & Johnson 2.625% 2025	10,000	9,571
Laboratory Corporation of America Holdings 3.60% 2027	4,600	4,398
Laboratory Corporation of America Holdings 4.70% 2045	6,900	6,695
Mallinckrodt PLC 5.625% 2023[3]	3,000	2,363
McKesson Corp. 2.284% 2019	4,815	4,799
Medtronic, Inc. 3.35% 2027	500	486
Medtronic, Inc. 4.625% 2045	2,915	3,084
Merck & Co., Inc. (3-month USD-LIBOR + 0.36%) 2.233% 2018[8]	30,000	30,005
Molina Healthcare, Inc. 5.375% 2022	13,170	13,236
Novartis AG 5.125% 2019	15,000	15,284
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 2.425% 2018[8]	5,000	5,001
Pfizer Inc. 7.20% 2039	196	276
Roche Holdings, Inc. 3.00% 2025[3]	1,715	1,643
Roche Holdings, Inc. 2.375% 2027[3]	12,275	11,133
Shire PLC 2.40% 2021	15,224	14,613
Shire PLC 2.875% 2023	24,539	23,172
Shire PLC 3.20% 2026	41,940	38,372
Tenet Healthcare Corp. 4.50% 2021	20,880	20,802
Teva Pharmaceutical Finance Company BV 2.20% 2021	40,435	36,506
Teva Pharmaceutical Finance Company BV 2.80% 2023	61,033	51,153
Teva Pharmaceutical Finance Company BV 6.00% 2024[3]	60,930	59,173
Teva Pharmaceutical Finance Company BV 3.15% 2026	97,921	78,108
Teva Pharmaceutical Finance Company BV 6.75% 2028[3]	7,325	7,241
Teva Pharmaceutical Finance Company BV 4.10% 2046	26,177	19,381
UnitedHealth Group Inc. 2.70% 2020	3,230	3,217
Capital Income Builder — Page 13 of 29

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 2.125% 2021	$2,000	$1,947
UnitedHealth Group Inc. 3.75% 2025	4,090	4,089
Valeant Pharmaceuticals International, Inc. 6.50% 2022[3]	9,395	9,783
Valeant Pharmaceuticals International, Inc. 5.50% 2023[3]	38,085	34,634
Valeant Pharmaceuticals International, Inc. 5.875% 2023[3]	1,615	1,483
Valeant Pharmaceuticals International, Inc. 7.00% 2024[3]	1,000	1,058
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	1,110	1,005
WellPoint, Inc. 2.30% 2018	2,740	2,739
WellPoint, Inc. 2.25% 2019	2,000	1,981
Zimmer Holdings, Inc. 2.70% 2020	6,600	6,540
Zimmer Holdings, Inc. 3.15% 2022	4,800	4,714
		878,042
Consumer discretionary 0.59%
Amazon.com, Inc. 3.15% 2027[3]	49,535	47,516
Amazon.com, Inc. 3.875% 2037[3]	8,750	8,637
Amazon.com, Inc. 4.05% 2047[3]	22,650	22,450
Bayerische Motoren Werke AG 1.45% 2019[3]	10,210	10,027
CBS Outdoor Americas Inc. 5.25% 2022	1,500	1,528
CBS Outdoor Americas Inc. 5.625% 2024	3,299	3,344
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	3,150	3,159
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	2,335	2,382
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[3]	3,275	3,197
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[3]	10,085	9,475
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,800	2,557
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	11,155	10,521
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[3]	8,375	7,775
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	5,235	4,958
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	31,930	31,830
Cedar Fair, LP 5.375% 2027[3]	5,000	4,987
Comcast Corp. 2.35% 2027	3,220	2,847
Comcast Corp. 3.15% 2028	10,015	9,355
Comcast Corp. 4.75% 2044	3,500	3,601
Comcast Corp. 4.00% 2047	3,655	3,357
Comcast Corp. 4.00% 2048	3,000	2,736
Cumulus Media Inc. 7.75% 2019[11]	2,805	421
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.16% 2020[6,7,8]	1,953	1,663
Daimler AG 2.70% 2020[3]	1,500	1,483
DaimlerChrysler North America Holding Corp. (3-month USD-LIBOR + 0.86%) 2.633% 2018[3,8]	1,500	1,503
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	5,500	5,272
DaimlerChrysler North America Holding Corp. 2.30% 2021[3]	6,500	6,330
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	7,500	7,434
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	6,750	6,522
Federated Department Stores, Inc. 6.90% 2029	3,177	3,357
Ford Motor Co. 4.346% 2026	6,500	6,383
Ford Motor Co. 5.291% 2046	16,420	15,781
Ford Motor Credit Co. 2.597% 2019	810	804
Ford Motor Credit Co. 3.219% 2022	4,390	4,304
Ford Motor Credit Co. 3.664% 2024	1,000	960
Ford Motor Credit Co. 4.134% 2025	7,500	7,344
General Motors Co. 4.35% 2025	11,555	11,466
General Motors Co. 5.40% 2048	18,500	18,072
General Motors Financial Co. 3.70% 2020	15,890	16,002
General Motors Financial Co. 4.375% 2021	1,000	1,024
Capital Income Builder — Page 14 of 29

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 3.50% 2024	$6,500	$6,185
Home Depot, Inc. 4.40% 2021	10,000	10,368
Home Depot, Inc. 2.80% 2027	14,675	13,686
Home Depot, Inc. 3.90% 2047	1,000	970
Hyundai Capital America 2.55% 2020[3]	3,000	2,950
Hyundai Capital America 2.75% 2020[3]	5,105	5,015
Hyundai Capital America 3.45% 2021[3]	9,545	9,519
Hyundai Capital America 3.25% 2022[3]	10,000	9,724
Hyundai Capital Services Inc. 3.75% 2023[3]	3,000	2,948
Lennar Corp. 8.375% 2021[3]	5,000	5,562
Li & Fung Ltd. 6.00% (undated)	28,831	28,868
Limited Brands, Inc. 5.25% 2028	9,145	8,573
Lowe’s Companies, Inc. 4.05% 2047	4	4
McDonald’s Corp. 2.625% 2022	1,035	1,017
McDonald’s Corp. 3.70% 2026	7,015	7,007
McDonald’s Corp. 3.50% 2027	9,985	9,744
McDonald’s Corp. 4.875% 2045	5,600	5,934
McDonald’s Corp. 4.45% 2047	12,950	12,980
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.901% 2022[6,7,8]	3,546	3,483
Meritage Homes Corp. 6.00% 2025[3]	5,000	5,181
MGM Resorts International 4.625% 2026	4,925	4,685
NBC Universal Enterprise, Inc. 5.25% 2049[3]	21,995	22,655
Netflix, Inc. 5.875% 2028[3]	51,225	51,353
Newell Rubbermaid Inc. 2.60% 2019	1,210	1,205
Newell Rubbermaid Inc. 3.15% 2021	6,810	6,743
Newell Rubbermaid Inc. 3.85% 2023	4,655	4,620
NIKE, Inc. 3.875% 2045	7,145	7,015
Petsmart, Inc. 7.125% 2023[3]	7,100	4,171
Petsmart, Inc. 5.875% 2025[3]	5,645	4,093
S.A.C.I. Falabella 3.75% 2027[3]	4,560	4,298
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	6,000	5,895
Sirius XM Radio Inc. 5.00% 2027[3]	6,475	6,204
Starbucks Corp. 4.30% 2045	875	903
Starbucks Corp. 3.75% 2047	3,885	3,651
Thomson Reuters Corp. 4.30% 2023	1,245	1,262
Thomson Reuters Corp. 5.65% 2043	1,190	1,302
Time Warner Cable Inc. 5.00% 2020	10,000	10,267
Time Warner Inc. 3.80% 2027	4,535	4,392
Univision Communications Inc. 6.75% 2022[3]	1,039	1,068
Univision Communications Inc. 5.125% 2023[3]	8,505	8,101
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	4,070	4,005
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[3]	2,865	2,776
		622,746
Utilities 0.59%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[3]	12,500	12,392
American Electric Power Co., Inc. 3.20% 2027	8,050	7,554
Calpine Corp. 5.25% 2026[3]	4,125	3,963
Centerpoint Energy, Inc., 2.50% 2022	7,955	7,629
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	22,383
CMS Energy Corp. 8.75% 2019	1,377	1,459
CMS Energy Corp. 6.25% 2020	43	45
CMS Energy Corp. 5.05% 2022	5,460	5,744
CMS Energy Corp. 3.00% 2026	11,064	10,404
Capital Income Builder — Page 15 of 29

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 3.45% 2027	$3,485	$3,334
CMS Energy Corp. 4.875% 2044	1,275	1,380
Colbun SA 3.95% 2027[3]	3,000	2,848
Commonwealth Edison Company 2.95% 2027	7,450	7,068
Commonwealth Edison Company 4.00% 2048	1,750	1,732
Dominion Resources, Inc. 2.579% 2020	2,325	2,290
Drax Finco PLC 6.625% 2025[3]	5,000	5,038
Duke Energy Corp. 3.95% 2023	985	999
Duke Energy Corp. 3.75% 2024	2,490	2,485
Duke Energy Corp. 2.65% 2026	30,897	27,995
Edison International 2.40% 2022	1,800	1,708
EDP Finance BV 3.625% 2024[1,3]	15,450	15,093
Emera Inc. 6.75% 2076	20,554	22,342
Emera US Finance LP 4.75% 2046	5,000	4,987
Enel Finance International SA 3.50% 2028[3]	5,300	4,914
Entergy Corp. 4.00% 2022	24,435	24,773
Entergy Corp. 2.95% 2026	7,750	7,127
Entergy Louisiana, LLC 3.30% 2022	4,060	4,017
Eversource Energy 2.375% 2022	1,410	1,352
Eversource Energy 2.75% 2022	528	515
Eversource Energy 2.80% 2023	1,870	1,800
Exelon Corp. 3.497% 2022	31,270	30,804
Exelon Corp. 3.95% 2025	635	631
Exelon Corp. 3.40% 2026	1,570	1,503
FirstEnergy Corp. 3.90% 2027	74,702	73,151
FirstEnergy Corp. 3.50% 2028[3]	10,285	9,740
FirstEnergy Corp., Series B, 4.25% 2023	17,000	17,281
Great Plains Energy Inc. 3.65% 2025	1,688	1,674
Great Plains Energy Inc. 4.20% 2047	4,596	4,536
Great Plains Energy Inc. 4.20% 2048	2,100	2,086
IPALCO Enterprises, Inc. 3.70% 2024	2,000	1,938
Mississippi Power Co. 4.25% 2042	26,132	24,758
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	750	725
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	698
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,367
NV Energy, Inc 6.25% 2020	14,370	15,447
Pacific Gas and Electric Co. 2.45% 2022	1,050	1,001
Pacific Gas and Electric Co. 3.25% 2023	25,240	24,666
Pacific Gas and Electric Co. 3.85% 2023	3,066	3,069
Pacific Gas and Electric Co. 3.40% 2024	7,665	7,449
Pacific Gas and Electric Co. 3.75% 2024	602	596
Pacific Gas and Electric Co. 3.50% 2025	1,285	1,239
Pacific Gas and Electric Co. 2.95% 2026	2,180	2,011
Pacific Gas and Electric Co. 3.30% 2027[3]	3,925	3,662
Pacific Gas and Electric Co. 3.75% 2042	430	383
Pacific Gas and Electric Co. 4.00% 2046	5,000	4,576
Pacific Gas and Electric Co. 3.95% 2047[3]	600	543
Pennsylvania Electric Co. 3.25% 2028[3]	7,530	7,029
Progress Energy, Inc. 7.05% 2019	9,650	10,000
Progress Energy, Inc. 7.00% 2031	4,000	5,098
Progress Energy, Inc. 7.75% 2031	2,500	3,357
Public Service Co. of Colorado 5.80% 2018	4,850	4,890
Public Service Co. of Colorado 5.125% 2019	900	923
Public Service Co. of Colorado 3.80% 2047	685	660
Capital Income Builder — Page 16 of 29

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Enterprise Group Inc. 1.60% 2019	$6,000	$5,860
Public Service Enterprise Group Inc. 2.00% 2021	13,500	12,833
Public Service Enterprise Group Inc. 2.65% 2022	5,300	5,102
Puget Energy, Inc. 6.50% 2020	5,438	5,841
Puget Energy, Inc. 5.625% 2022	6,525	6,966
Puget Energy, Inc. 3.65% 2025	8,500	8,350
SCANA Corp. 6.25% 2020	1,512	1,569
SCANA Corp. 4.75% 2021	11,375	11,530
SCANA Corp. 4.125% 2022	20,225	19,944
South Carolina Electric & Gas Co. 5.45% 2041	3,704	4,036
South Carolina Electric & Gas Co. 4.35% 2042	175	168
South Carolina Electric & Gas Co. 4.10% 2046	4,175	3,853
Southwestern Public Service Co. 3.70% 2047	2,730	2,575
State Grid Overseas Investment Ltd. 3.75% 2023[3]	9,585	9,607
Tampa Electric Co. 2.60% 2022	1,200	1,153
Teco Finance, Inc. 5.15% 2020	13,275	13,717
Virginia Electric and Power Co. 3.45% 2024	1,860	1,848
Virginia Electric and Power Co. 3.80% 2028	8,575	8,548
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,332
Virginia Electric and Power Co., Series B, 3.80% 2047	925	867
Xcel Energy Inc. 3.30% 2025	5,850	5,679
Xcel Energy Inc. 4.70% 2020	18	18
Xcel Energy Inc. 6.50% 2036	3,000	3,881
		619,138
Consumer staples 0.51%
Altria Group, Inc. 9.25% 2019	3,834	4,136
Altria Group, Inc. 2.625% 2020	4,340	4,314
Altria Group, Inc. 4.75% 2021	1,500	1,563
Altria Group, Inc. 2.95% 2023	3,800	3,680
Altria Group, Inc. 4.00% 2024	3,000	3,039
Altria Group, Inc. 2.625% 2026	1,375	1,245
Altria Group, Inc. 5.375% 2044	3,375	3,712
Altria Group, Inc. 3.875% 2046	13,890	12,276
Anheuser-Busch InBev NV 6.875% 2019	16,000	16,983
Anheuser-Busch InBev NV 2.65% 2021	1,640	1,622
Anheuser-Busch InBev NV 3.65% 2026	33,350	32,614
Anheuser-Busch InBev NV 4.00% 2028	7,500	7,472
Anheuser-Busch InBev NV 4.90% 2046	2,510	2,594
Anheuser-Busch InBev NV 4.60% 2048	13,010	12,882
British American Tobacco PLC 2.764% 2022[3]	5,970	5,735
British American Tobacco PLC 3.222% 2024[3]	2,500	2,376
British American Tobacco PLC 3.557% 2027[3]	52,725	49,506
British American Tobacco PLC 4.39% 2037[3]	2,500	2,399
British American Tobacco PLC 4.54% 2047[3]	25,735	24,291
Church & Dwight Co., Inc. 3.15% 2027	1,500	1,393
Coca-Cola Co. 2.20% 2022	5,250	5,082
Constellation Brands, Inc. 2.25% 2020	10,000	9,778
Constellation Brands, Inc. 2.65% 2022	6,020	5,771
Constellation Brands, Inc. 2.70% 2022	415	401
Constellation Brands, Inc. 3.20% 2023	8,924	8,742
Constellation Brands, Inc. 3.50% 2027	775	735
Constellation Brands, Inc. 4.50% 2047	445	435
Costco Wholesale Corp. 2.15% 2021	2,500	2,443
Capital Income Builder — Page 17 of 29

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Costco Wholesale Corp. 2.30% 2022	$15,000	$14,533
Costco Wholesale Corp. 2.75% 2024	1,500	1,452
CVS Health Corp. 3.70% 2023	22,500	22,438
CVS Health Corp. 4.30% 2028	42,900	42,367
CVS Health Corp. 4.78% 2038	11,235	11,117
CVS Health Corp. 5.05% 2048	19,875	20,336
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.893% 2021[8]	11,975	12,028
General Mills, Inc. 3.20% 2021	2,840	2,838
General Mills, Inc. 4.20% 2028	1,205	1,189
Molson Coors Brewing Co. 1.45% 2019	625	613
Molson Coors Brewing Co. 1.90% 2019	430	427
Molson Coors Brewing Co. 2.25% 2020	735	723
Molson Coors Brewing Co. 2.10% 2021	2,920	2,800
Molson Coors Brewing Co. 3.00% 2026	7,640	7,007
Molson Coors Brewing Co. 4.20% 2046	4,480	4,082
PepsiCo, Inc. 2.00% 2021	1,750	1,705
PepsiCo, Inc. 2.25% 2022	1,500	1,452
Philip Morris International Inc. 2.00% 2020	4,175	4,105
Philip Morris International Inc. 2.375% 2022	10,137	9,722
Philip Morris International Inc. 2.50% 2022	11,000	10,549
Philip Morris International Inc. 2.625% 2022	6,125	5,962
Philip Morris International Inc. 3.125% 2028	2,500	2,351
Philip Morris International Inc. 4.25% 2044	11,090	10,764
Procter & Gamble Co. 3.50% 2047	2,540	2,371
Reckitt Benckiser Group PLC 2.375% 2022[3]	10,370	9,919
Reckitt Benckiser Group PLC 2.75% 2024[3]	3,690	3,480
Reynolds American Inc. 2.30% 2018	2,645	2,645
Reynolds American Inc. 3.25% 2020	7,355	7,363
Reynolds American Inc. 4.00% 2022	4,500	4,542
Reynolds American Inc. 4.45% 2025	21,000	21,285
Reynolds American Inc. 5.70% 2035	1,565	1,728
Reynolds American Inc. 5.85% 2045	18,515	20,847
WM. Wrigley Jr. Co. 2.40% 2018[3]	4,075	4,068
WM. Wrigley Jr. Co. 2.90% 2019[3]	2,000	2,000
WM. Wrigley Jr. Co. 3.375% 2020[3]	43,185	43,422
		541,449
Telecommunication services 0.36%
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,242
América Móvil, SAB de CV 8.46% 2036	147,200	7,228
AT&T Inc. 4.250% 2027	$15,000	14,910
AT&T Inc. 4.35% 2045	5,580	4,904
CenturyLink, Inc. 7.50% 2024	20,283	20,739
CenturyLink, Inc., Series T, 5.80% 2022	5,725	5,725
Deutsche Telekom International Finance BV 6.75% 2018	15,000	15,189
Deutsche Telekom International Finance BV 2.82% 2022[3]	6,800	6,643
Deutsche Telekom International Finance BV 2.485% 2023[3]	7,500	7,074
Frontier Communications Corp. 6.25% 2021	600	519
Frontier Communications Corp. 10.50% 2022	13,825	12,222
Frontier Communications Corp. 11.00% 2025	7,650	5,910
Inmarsat PLC 6.50% 2024[3]	4,010	3,940
SoftBank Group Corp. 3.36% 2023[3,7]	8,750	8,740
Sprint Corp. 6.90% 2019	17,200	17,759
Sprint Corp. 11.50% 2021	124,685	149,622
Capital Income Builder — Page 18 of 29

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Sprint Corp. 7.875% 2023	$42,000	$45,150
T-Mobile US, Inc. 6.375% 2025	3,600	3,789
T-Mobile US, Inc. 6.50% 2026	10,650	11,342
Verizon Communications Inc. 4.125% 2027	4,676	4,674
Verizon Communications Inc. 4.50% 2033	29,450	28,948
Verizon Communications Inc. 4.125% 2046	7,500	6,583
		383,852
Materials 0.22%
Ball Corp. 4.375% 2020	1,225	1,249
Ball Corp. 4.875% 2026	7,500	7,500
CF Industries, Inc. 5.375% 2044	2,500	2,199
Dow Chemical Co. 4.125% 2021	2,650	2,710
Dow Chemical Co. 4.625% 2044	1,250	1,254
Ecolab Inc. 4.35% 2021	1,224	1,271
First Quantum Minerals Ltd. 7.00% 2021[3]	15,384	15,499
First Quantum Minerals Ltd. 7.25% 2022[3]	87,125	88,275
FMG Resources 9.75% 2022[3,7]	516	568
Freeport-McMoRan Inc. 5.45% 2043	2,275	2,082
Georgia Gulf Corp. 4.875% 2023	2,500	2,501
LYB International Finance BV 3.50% 2027	2,375	2,247
LYB International Finance BV 4.875% 2044	500	515
LyondellBasell Industries NV 6.00% 2021	2,700	2,904
Monsanto Co. 2.75% 2021	515	504
Monsanto Co. 4.40% 2044	300	283
Mosaic Co. 3.25% 2022	4,000	3,869
Mosaic Co. 4.25% 2023	1,700	1,705
Mosaic Co. 4.05% 2027	4,150	3,926
Nova Chemicals Corp. 5.25% 2027[3]	7,755	7,484
Nutrien Ltd. 5.875% 2036	350	399
OCI NV 6.625% 2023[3]	1,730	1,761
Olin Corp. 5.125% 2027	4,645	4,564
Olin Corp. 5.00% 2030	1,850	1,764
Praxair, Inc. 3.00% 2021	2,500	2,489
Praxair, Inc. 2.20% 2022	1,000	959
Sherwin-Williams Co. 2.75% 2022	1,560	1,512
Sherwin-Williams Co. 3.125% 2024	330	317
Sherwin-Williams Co. 3.45% 2027	23,785	22,495
Sherwin-Williams Co. 4.50% 2047	8,055	7,898
Vale SA 6.875% 2036	5,435	6,329
Vale SA 6.875% 2039	26,855	31,477
Vale SA 5.625% 2042	315	328
Yara International ASA 7.875% 2019[3]	2,225	2,332
		233,169
Industrials 0.20%
3M Co. 2.25% 2023	4,485	4,306
3M Co. 2.25% 2026	3,625	3,272
Airbus Group SE 2.70% 2023[3]	4,445	4,313
American Airlines, Inc., 5.50% 2019[3]	2,000	2,045
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[7]	349	360
ARAMARK Corp. 5.00% 2028[3]	2,000	1,951
BNSF Funding Trust I 6.613% 2055	6,700	7,621
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[3]	5,100	4,966
Capital Income Builder — Page 19 of 29

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian National Railway Co. 5.55% 2018	$25,000	$25,028
Canadian National Railway Co. 3.20% 2046	1,480	1,285
CEVA Group PLC 7.00% 2021[3]	1,850	1,868
CEVA Group PLC 9.00% 2021[3]	775	787
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[6,7,8]	515	513
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.859% 2021[6,7,8]	719	716
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 7.859% 2021[6,7,8]	90	90
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 7.859% 2021[6,7,8]	521	519
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	946	1,014
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[7]	2,506	2,689
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	4,756	4,985
Corporate Risk Holdings LLC 9.50% 2019[3]	6,538	6,832
CSX Corp. 3.80% 2028	5,285	5,207
CSX Corp. 4.30% 2048	1,750	1,715
Deck Chassis Acquisition Inc. 10.00% 2023[3]	9,900	10,494
ERAC USA Finance Co. 2.70% 2023[3]	13,700	12,957
General Electric Capital Corp. 2.342% 2020	5,984	5,851
Harris Corp. 2.70% 2020	1,530	1,518
Harris Corp. 3.832% 2025	410	408
Lockheed Martin Corp. 1.85% 2018	1,685	1,679
Lockheed Martin Corp. 2.50% 2020	10,040	9,927
Lockheed Martin Corp. 3.10% 2023	1,910	1,889
Lockheed Martin Corp. 3.55% 2026	6,000	5,917
Lockheed Martin Corp. 4.50% 2036	1,960	2,039
Lockheed Martin Corp. 4.70% 2046	6,570	7,000
Northrop Grumman Corp. 2.55% 2022	10,020	9,662
Northrop Grumman Corp., 3.25% 2028	18,405	17,184
Northrop Grumman Corp., 4.03% 2047	1,270	1,181
Republic Services, Inc. 3.80% 2018	2,500	2,501
Republic Services, Inc. 3.375% 2027	2,840	2,687
Rockwell Collins, Inc. 2.80% 2022	1,215	1,181
Roper Technologies, Inc. 2.80% 2021	690	675
Siemens AG 2.70% 2022[3]	10,750	10,529
United Parcel Service, Inc., 2.50% 2023	3,765	3,635
United Technologies Corp. 2.30% 2022	2,000	1,919
United Technologies Corp. 3.125% 2027	19,500	18,012
		210,927
Real estate 0.18%
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,400	2,406
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,399
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	1,781
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	606
American Campus Communities, Inc. 3.35% 2020	2,200	2,198
American Campus Communities, Inc. 3.75% 2023	10,190	10,159
American Campus Communities, Inc. 4.125% 2024	5,000	4,961
American Campus Communities, Inc. 3.625% 2027	12,410	11,571
Brandywine Operating Partnership, LP 3.95% 2023	170	170
Corporate Office Properties LP 5.25% 2024	590	615
Corporate Office Properties LP 5.00% 2025	2,170	2,223
DCT Industrial Trust Inc. 4.50% 2023	7,400	7,635
EPR Properties 4.50% 2025	3,635	3,562
EPR Properties 4.75% 2026	1,935	1,895
Essex Portfolio LP 3.625% 2022	410	410
Capital Income Builder — Page 20 of 29

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Essex Portfolio LP 3.25% 2023	$7,845	$7,629
Essex Portfolio LP 3.875% 2024	2,335	2,323
Gaming and Leisure Properties, Inc. 4.375% 2021	550	556
Hospitality Properties Trust 5.00% 2022	2,000	2,063
Hospitality Properties Trust 4.50% 2023	5,980	6,039
Hospitality Properties Trust 4.50% 2025	1,965	1,948
Hospitality Properties Trust 3.95% 2028	4,150	3,795
Host Hotels & Resorts LP 4.50% 2026	650	648
Howard Hughes Corp. 5.375% 2025[3]	12,085	12,085
Iron Mountain Inc. 4.875% 2027[3]	740	700
Iron Mountain Inc. 5.25% 2028[3]	8,010	7,579
iStar Inc. 4.625% 2020	5,660	5,653
Kimco Realty Corp. 3.40% 2022	870	860
Kimco Realty Corp. 3.125% 2023	3,175	3,051
Kimco Realty Corp. 3.30% 2025	5,000	4,728
Public Storage 2.37% 2022	320	307
Public Storage 3.094% 2027	955	900
Scentre Group 2.375% 2019[3]	3,950	3,907
Scentre Group 2.375% 2021[3]	4,220	4,080
Scentre Group 3.25% 2025[3]	4,155	3,936
Scentre Group 3.50% 2025[3]	9,000	8,737
Scentre Group 3.75% 2027[3]	1,500	1,454
Select Income REIT 4.15% 2022	1,035	1,033
Simon Property Group, LP 2.35% 2022	3,250	3,133
Simon Property Group, LP 3.375% 2027	5,200	4,910
WEA Finance LLC 2.70% 2019[3]	9,415	9,356
WEA Finance LLC 3.25% 2020[3]	22,370	22,283
Westfield Corp. Ltd. 3.15% 2022[3]	14,685	14,416
		189,700
Information technology 0.16%
Analog Devices, Inc. 2.50% 2021	6,220	6,031
Analog Devices, Inc. 3.125% 2023	2,255	2,190
Analog Devices, Inc. 3.50% 2026	10,020	9,595
Apple Inc. 1.55% 2021	12,130	11,595
Apple Inc. 2.90% 2027	15,625	14,704
Apple Inc. 3.20% 2027	2,875	2,776
Apple Inc. 3.35% 2027	7,140	6,991
Apple Inc. 3.75% 2047	2,250	2,095
Apple Inc. 4.25% 2047	3,000	3,011
Broadcom Ltd. 3.00% 2022	30,750	29,996
Broadcom Ltd. 3.625% 2024	6,875	6,685
Broadcom Ltd. 3.875% 2027	24,100	23,028
Camelot Finance SA, Term Loan, (3-month USD-LIBOR + 3.25%) 5.151% 2023[6,7,8]	1,970	1,986
Infor (US), Inc. 5.75% 2020[3]	1,475	1,505
International Business Machines Corp. 3.375% 2023	5,000	4,987
Microsoft Corp. 1.55% 2021	1,625	1,558
Microsoft Corp. 2.875% 2024	5,150	5,027
Microsoft Corp. 3.30% 2027	2,460	2,409
Microsoft Corp. 3.70% 2046	900	851
NXP BV and NXP Funding LLC 4.125% 2020[3]	1,500	1,511
NXP BV and NXP Funding LLC 4.125% 2021[3]	1,250	1,256
Oracle Corp. (3-month USD-LIBOR + 0.58%) 2.928% 2019[8]	5,000	5,016
Oracle Corp. 1.90% 2021	4,750	4,585
Capital Income Builder — Page 21 of 29

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 2.65% 2026	$2,375	$2,200
Oracle Corp. 3.25% 2027	8,000	7,686
Oracle Corp. 4.00% 2046	2,000	1,926
salesforce.com, inc. 3.70% 2028	7,000	6,937
		168,137
Total corporate bonds & notes		5,786,060
Mortgage-backed obligations 3.66%
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1A1, 3.997% 2034[7,8]	17	16
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.678% 2034[7,8]	716	701
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.337% 2049[7,8]	1,520	1,546
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[7]	225	252
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[7]	133	146
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[7]	184	198
Fannie Mae 4.50% 2020[7]	124	125
Fannie Mae 6.00% 2021[7]	325	338
Fannie Mae 4.50% 2024[7]	4,117	4,273
Fannie Mae 4.50% 2024[7]	1,051	1,092
Fannie Mae 6.00% 2024[7]	13	14
Fannie Mae 3.50% 2033[7,12]	100,000	101,008
Fannie Mae 3.50% 2033[7,12]	6,500	6,557
Fannie Mae 5.50% 2033[7]	252	275
Fannie Mae 6.00% 2036[7]	4,017	4,488
Fannie Mae 6.00% 2036[7]	3,093	3,454
Fannie Mae 6.00% 2036[7]	2,649	2,957
Fannie Mae 6.00% 2036[7]	1,838	2,051
Fannie Mae 6.00% 2036[7]	735	818
Fannie Mae 3.50% 2037[7]	33,557	33,795
Fannie Mae 5.50% 2037[7]	290	318
Fannie Mae 6.50% 2037[7]	1,047	1,167
Fannie Mae 6.50% 2037[7]	165	184
Fannie Mae 6.50% 2037[7]	142	147
Fannie Mae 7.00% 2037[7]	215	235
Fannie Mae 7.50% 2037[7]	447	497
Fannie Mae 5.50% 2038[7]	2,350	2,547
Fannie Mae 5.50% 2038[7]	2,163	2,367
Fannie Mae 5.50% 2038[7]	933	1,020
Fannie Mae 5.50% 2038[7]	496	542
Fannie Mae 5.50% 2038[7]	195	211
Fannie Mae 6.00% 2038[7]	1,365	1,520
Fannie Mae 7.00% 2038[7]	54	61
Fannie Mae 5.50% 2039[7]	189	206
Fannie Mae 4.00% 2040[7]	606	622
Fannie Mae 6.00% 2040[7]	9,381	10,455
Fannie Mae 4.00% 2041[7]	995	1,021
Fannie Mae 4.00% 2041[7]	591	607
Fannie Mae 4.00% 2041[7]	532	546
Fannie Mae 4.00% 2041[7]	277	284
Fannie Mae 5.00% 2041[7]	9,405	10,113
Fannie Mae 6.00% 2041[7]	6,692	7,512
Fannie Mae 4.00% 2042[7]	23,558	24,170
Fannie Mae 4.00% 2042[7]	13,927	14,291
Fannie Mae 4.00% 2042[7]	4,800	4,927
Capital Income Builder — Page 22 of 29

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2042[7]	$3,402	$3,491
Fannie Mae 4.00% 2042[7]	2,120	2,176
Fannie Mae 4.00% 2042[7]	1,607	1,649
Fannie Mae 4.50% 2043[7]	4,509	4,722
Fannie Mae 4.00% 2044[7]	11,433	11,717
Fannie Mae 4.00% 2044[7]	7,052	7,228
Fannie Mae 4.00% 2044[7]	7,014	7,189
Fannie Mae 4.00% 2045[7]	16,116	16,517
Fannie Mae 3.00% 2046[7]	73,065	70,559
Fannie Mae 3.50% 2046[7]	2,532	2,524
Fannie Mae 4.00% 2046[7]	46,779	47,944
Fannie Mae 4.00% 2046[7]	30,099	30,852
Fannie Mae 4.00% 2046[7]	23,230	23,805
Fannie Mae 4.00% 2046[7]	21,669	22,177
Fannie Mae 4.00% 2046[7]	20,234	20,732
Fannie Mae 4.00% 2046[7]	16,466	16,854
Fannie Mae 4.00% 2046[7]	12,372	12,664
Fannie Mae 4.00% 2046[7]	7,099	7,275
Fannie Mae 4.00% 2046[7]	6,561	6,715
Fannie Mae 4.00% 2046[7]	5,055	5,173
Fannie Mae 4.00% 2046[7]	4,980	5,104
Fannie Mae 4.50% 2046[7]	4,681	4,885
Fannie Mae 3.50% 2047[7]	18,903	18,785
Fannie Mae 3.50% 2047[7]	12,115	12,041
Fannie Mae 4.00% 2047[7]	142,081	144,919
Fannie Mae 4.00% 2047[7]	48,039	48,999
Fannie Mae 4.00% 2047[7]	31,770	32,400
Fannie Mae 4.00% 2047[7]	26,901	27,576
Fannie Mae 4.00% 2047[7]	19,447	19,871
Fannie Mae 4.00% 2047[7]	12,368	12,658
Fannie Mae 4.00% 2047[7]	10,315	10,558
Fannie Mae 4.00% 2047[7]	3,117	3,182
Fannie Mae 4.50% 2047[7]	93,252	97,332
Fannie Mae 4.50% 2047[7]	72,179	75,348
Fannie Mae 4.50% 2047[7]	61,372	64,062
Fannie Mae 4.50% 2047[7]	8,494	8,872
Fannie Mae 4.50% 2047[7]	4,508	4,706
Fannie Mae 7.00% 2047[7]	59	64
Fannie Mae 4.00% 2048[7,12]	130,900	133,060
Fannie Mae 4.00% 2048[7,12]	50,000	50,902
Fannie Mae 4.50% 2048[7,12]	106,790	110,993
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021[7]	87	87
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[7]	488	514
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 2.177% 2036[7,8]	1,467	1,459
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	71	78
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[7]	75	86
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[7,8]	2,890	2,785
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[7]	1,552	1,301
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[7]	1,044	903
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[7]	335	288
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[7]	197	164
Freddie Mac 5.50% 2023[7]	696	721
Freddie Mac 5.00% 2038[7]	1,311	1,407
Freddie Mac 5.50% 2038[7]	2,520	2,755
Freddie Mac 5.00% 2039[7]	9,767	10,467
Capital Income Builder — Page 23 of 29

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2040[7]	$1,557	$1,600
Freddie Mac 6.00% 2040[7]	99	110
Freddie Mac 4.50% 2041[7]	16,177	17,029
Freddie Mac 4.50% 2041[7]	618	648
Freddie Mac 5.00% 2041[7]	334	358
Freddie Mac 5.50% 2041[7]	4,573	4,998
Freddie Mac 4.00% 2042[7]	14,291	14,686
Freddie Mac 4.50% 2043[7]	1,795	1,873
Freddie Mac 3.50% 2045[7]	38,311	38,269
Freddie Mac 3.50% 2046[7]	445	439
Freddie Mac 4.00% 2046[7]	32,357	33,118
Freddie Mac 4.00% 2046[7]	18,356	18,788
Freddie Mac 4.00% 2046[7]	16,956	17,355
Freddie Mac 4.00% 2046[7]	4,064	4,160
Freddie Mac 3.50% 2047[7]	49,898	49,579
Freddie Mac 3.50% 2047[7]	24,677	24,520
Freddie Mac 3.50% 2047[7]	24,202	24,044
Freddie Mac 3.50% 2047[7]	11,007	10,937
Freddie Mac 3.50% 2047[7]	7,483	7,435
Freddie Mac 4.00% 2047[7]	97,533	99,596
Freddie Mac 4.50% 2047[7]	112,702	117,851
Freddie Mac 4.50% 2047[7]	75,324	78,708
Freddie Mac 4.50% 2047[7]	40,508	42,328
Freddie Mac 4.50% 2047[7]	2,130	2,223
Freddie Mac 4.50% 2047[7]	1,284	1,338
Freddie Mac 6.50% 2047[7]	334	364
Freddie Mac 3.50% 2048[7,12]	99,180	98,312
Freddie Mac 4.00% 2048[7,12]	150,000	152,499
Freddie Mac 4.00% 2048[7,12]	50,096	50,852
Freddie Mac 4.50% 2048[7,12]	38,000	39,486
Freddie Mac Pool #760014 2.985% 2045[7,8]	4,742	4,734
Freddie Mac, Series 2890, Class KT, 4.50% 2019[7]	130	130
Freddie Mac, Series 2642, Class BL, 3.50% 2023[7]	183	183
Freddie Mac, Series 2122, Class QM, 6.25% 2029[7]	1,396	1,476
Freddie Mac, Series K716, Class A2, Multi Family, 3.132% 2021[7]	8,590	8,623
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 2022[7]	18,009	17,493
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[7]	10,110	9,871
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[7]	41,420	40,432
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 2022[7]	5,965	5,833
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[7]	11,565	11,470
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[7]	3,717	3,635
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[7,8]	9,380	9,451
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[7,8]	10,000	10,186
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[7]	28,910	28,665
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[7]	41,090	40,099
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[7,8]	15,000	15,077
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[7]	3,500	3,349
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[7]	4,360	4,262
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[7]	14,250	13,995
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[7]	4,810	4,729
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[7,8]	4,390	4,334
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[7]	2,350	2,317
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[7]	6,990	6,918
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[7]	568	519
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[7]	1,901	1,647
Capital Income Builder — Page 24 of 29

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[7]	$1,030	$911
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[7]	688	590
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[7]	572	519
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[7]	506	448
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[7]	313	279
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[7]	20,718	20,155
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[7]	19,287	18,816
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[7]	10,514	10,030
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[7]	6,381	6,261
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[7]	45,113	47,270
Government National Mortgage Assn. 4.50% 2037[7]	1,666	1,726
Government National Mortgage Assn. 6.00% 2039[7]	2,621	2,929
Government National Mortgage Assn. 6.50% 2039[7]	399	435
Government National Mortgage Assn. 3.50% 2040[7]	246	247
Government National Mortgage Assn. 5.00% 2040[7]	2,360	2,487
Government National Mortgage Assn. 5.50% 2040[7]	3,410	3,738
Government National Mortgage Assn. 4.50% 2041[7]	2,617	2,726
Government National Mortgage Assn. 5.00% 2041[7]	3,080	3,241
Government National Mortgage Assn. 6.50% 2041[7]	1,578	1,742
Government National Mortgage Assn. 4.50% 2045[7]	43,571	45,758
Government National Mortgage Assn. 4.50% 2045[7]	5,925	6,235
Government National Mortgage Assn. 4.50% 2045[7]	4,111	4,322
Government National Mortgage Assn. 3.50% 2048[7,12]	106,200	106,275
Government National Mortgage Assn. 4.00% 2048[7,12]	379,450	387,387
Government National Mortgage Assn. 4.00% 2048[7,12]	175,000	178,924
Government National Mortgage Assn. 4.00% 2048[7,12]	8,600	8,767
Government National Mortgage Assn. 4.50% 2048[7,12]	188,450	195,219
Government National Mortgage Assn. 4.50% 2048[7,12]	75,000	77,824
Government National Mortgage Assn. 4.571% 2061[7]	1,158	1,169
Government National Mortgage Assn. 4.555% 2062[7]	4,487	4,546
Government National Mortgage Assn. 4.633% 2062[7]	1,973	2,004
Government National Mortgage Assn. 4.792% 2062[7]	1,681	1,708
Government National Mortgage Assn. 4.778% 2064[7]	327	332
Government National Mortgage Assn. 4.878% 2064[7]	187	190
Government National Mortgage Assn. 4.885% 2064[7]	216	220
Government National Mortgage Assn. 4.885% 2064[7]	207	211
Government National Mortgage Assn. 4.878% 2065[7]	190	193
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[7]	1,495	1,286
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[7]	1,045	925
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[7]	49	49
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[3,7,8]	1,578	1,561
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[3,7,8]	100	103
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.0383% 2027[2,3,7]	8,903	8,842
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 2027[3,7]	6,210	6,195
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,7,8]	10,485	10,577
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.497% 2057[3,7,8]	11,716	11,796
		3,871,068
Bonds & notes of governments & government agencies outside the U.S. 0.37%
Japan Bank for International Cooperation 2.125% 2020	21,400	21,021
Manitoba (Province of) 3.05% 2024	6,850	6,765
Ontario (Province of) 3.20% 2024	10,000	9,944
Panama (Republic of) 4.50% 2050[7]	2,155	2,084
Portuguese Republic 5.125% 2024	66,410	70,489
Portuguese Republic 3.875% 2030	€56,265	82,028
Capital Income Builder — Page 25 of 29

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Portuguese Republic 4.10% 2037	€23,450	$35,739
Portuguese Republic 4.10% 2045	1,250	1,924
Qatar (State of) 3.875% 2023[3]	$1,625	1,621
Qatar (State of) 4.50% 2028[3]	18,485	18,477
Qatar (State of) 5.103% 2048[3]	14,800	14,697
Saudi Arabia (Kingdom of) 4.00% 2025[3]	10,010	9,879
Saudi Arabia (Kingdom of) 3.628% 2027[3]	5,000	4,741
Saudi Arabia (Kingdom of) 3.625% 2028[3]	21,435	20,096
Saudi Arabia (Kingdom of) 4.50% 2030[3]	11,980	11,838
Saudi Arabia (Kingdom of) 4.625% 2047[3]	5,730	5,256
Saudi Arabia (Kingdom of) 5.00% 2049[3]	1,255	1,207
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	79,409
		397,215
Asset-backed obligations 0.33%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,7]	$12,345	12,353
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,7]	7,500	7,430
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[3,7]	4,010	3,967
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 3.369% 2025[3,7,8]	6,331	6,339
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 2020[3,7]	1,447	1,453
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 2021[3,7]	671	671
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 3.358% 2025[3,7,8]	12,779	12,796
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 3.289% 2026[3,7,8]	21,130	21,155
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[7]	1,010	1,009
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 3.312% 2026[3,7,8]	23,650	23,679
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 2023[3,7]	28	28
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,7]	106	106
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,7]	6,504	6,518
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,7]	1,500	1,510
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,7]	2,395	2,418
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 2035[7]	153	154
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 2.087% 2035[7,8]	94	91
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.037% 2036[7,8]	4,567	4,342
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.037% 2037[7,8]	5,891	5,598
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.047% 2037[7,8]	12,350	11,787
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[7]	33,755	33,562
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[3,7]	587	585
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[3,7]	1,240	1,241
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,7]	1,013	1,015
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,7]	1,746	1,750
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,7]	8,946	8,994
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[3,7]	2,840	2,846
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 2020[3,7]	5,413	5,396
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[3,7]	839	841
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,7]	1,510	1,512
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[3,7]	1,595	1,601
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 3.328% 2025[3,7,8]	4,164	4,169
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[3,7]	5,235	5,207
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 2020[3,7]	1,614	1,627
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[3,7]	7,000	6,862
Capital Income Builder — Page 26 of 29

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,7]	$50,735	$49,868
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 2019[3,7]	1,333	1,331
IndyMac Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.057% 2037[7,8]	8,781	8,436
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,7]	559	560
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[7,8]	2,484	2,358
RAMP Trust, Series 2004-RS12, Class AI6, 4.547% 2034[7]	1	1
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[7]	7,086	7,082
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[7]	1,855	1,849
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[7]	6,722	6,722
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[7]	7,550	7,565
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.260% 2023[7,8]	4,947	4,973
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 2.597% 2029[7,8]	415	415
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 3.378% 2025[3,7,8]	16,234	16,256
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[3,7]	1,140	1,132
Voya CLO Ltd., Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 3.080% 2026[3,7,8]	17,600	17,621
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 3.298% 2026[3,7,8]	16,360	16,379
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[3,7]	1,893	1,896
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[7]	2,124	2,120
		347,176
Municipals 0.08% Illinois 0.04%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[7]	42,480	39,649
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,635	4,799
		44,448
Florida 0.02%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	15,500	15,488
New Jersey 0.02%
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,902
California 0.00%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,783
South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	1,605	1,705
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,089
		2,794
Washington 0.00%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	1,565	1,525
		82,940
Federal agency bonds & notes 0.06%
Fannie Mae 1.25% 2021	30,500	29,077
Fannie Mae 2.125% 2026	37,230	34,675
		63,752
Total bonds, notes & other debt instruments (cost: $25,572,302,000)		25,015,647
Capital Income Builder — Page 27 of 29

unaudited
Short-term securities 4.43%	Principal amount (000)	Value (000)
3M Co. 1.80% due 5/11/2018–5/16/2018[3]	$65,000	$64,958
Apple Inc. 1.83%–1.92% due 5/8/2018–6/26/2018[3]	76,400	76,311
CAFCO, LLC 1.90% due 6/8/2018[3]	60,250	60,124
Chariot Funding, LLC 1.87% due 7/2/2018[3]	49,000	48,821
Chevron Corp. 1.80%–1.90% due 5/8/2018–6/14/2018[3]	206,500	206,191
Ciesco LLC 1.85%–1.88% due 5/15/2018–7/16/2018[3]	127,900	127,690
Coca-Cola Co. 1.61%–2.02% due 5/1/2018–6/25/2018[3]	212,500	212,059
Eli Lilly and Co. 1.80% due 5/3/2018–5/10/2018[3]	150,000	149,962
Emerson Electric Co. 1.82% due 5/8/2018[3]	60,000	59,977
ExxonMobil Corp. 1.80%–1.86% due 5/22/2018–6/21/2018	150,000	149,723
Federal Home Loan Bank 1.44%–1.83% due 5/1/2018–7/27/2018	1,872,400	1,868,649
Hershey Co. 1.87%–1.90% due 5/7/2018–6/1/2018[3]	207,500	207,268
Honeywell International Inc. 1.86%–1.87% due 5/2/2018–5/9/2018[3]	120,000	119,959
IBM Credit LLC 1.90%–1.96% due 5/9/2018–5/23/2018[3]	86,000	85,921
Intel Corp. 1.90% due 6/11/2018	50,000	49,891
John Deere Financial Inc. 2.03% due 6/19/2018[3]	50,000	49,868
National Rural Utilities Cooperative Finance Corp. 1.74%–1.75% due 5/3/2018–5/15/2018	47,500	47,480
Paccar Financial Corp. 1.85%–1.88% due 5/9/2018–5/25/2018	76,000	75,939
PepsiCo Inc. 1.81% due 5/10/2018[3]	48,000	47,976
Pfizer Inc. 1.77%–2.02% due 5/2/2018–7/3/2018[3]	147,750	147,520
U.S. Bank, N.A. 1.67% due 5/22/2018	50,000	50,000
U.S. Treasury Bills 1.61%–1.76% due 6/7/2018–7/26/2018	461,100	459,561
United Parcel Service Inc. 1.75%–1.85% due 5/2/2018–5/4/2018[3]	92,400	92,387
Wal-Mart Stores, Inc. 1.80%–1.88% due 5/7/2018–5/21/2018[3]	100,000	99,929
Walt Disney Co. 2.06%–2.15% due 7/17/2018–8/20/2018[3]	75,000	74,613
Wells Fargo Bank, N.A. 1.92% due 7/23/2018	50,000	49,963
Total short-term securities (cost: $4,682,867,000)		4,682,740
Total investment securities 100.98% (cost: $97,138,492,000)		106,822,862
Other assets less liabilities (0.98)%		(1,040,850)
Net assets 100.00%		$105,782,012
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Capital Income Builder — Page 28 of 29

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 4/30/2018 (000)
Purchases (000)	Sales (000)
USD203,614	GBP146,225	Goldman Sachs	5/10/2018	$2,215
USD11,095	GBP7,832	Goldman Sachs	5/24/2018	300
USD1,590	EUR1,285	Citibank	5/31/2018	34
USD224,770	GBP160,000	Citibank	6/7/2018	4,086
USD45,046	GBP31,662	JPMorgan Chase	6/22/2018	1,341
				$7,976
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $36,557,848,000, which represented 34.56% of the net assets of the fund. This amount includes $36,217,360,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,653,793,000, which represented 3.45% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,926,000, which represented less than .01% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $9,221,000, which represented .01% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[10]	Value determined using significant unobservable inputs.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Purchased on a TBA basis.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
EUR = Euros
FDR = Fiduciary Depositary Receipts
GBP = British pounds
HKD = Hong Kong dollars
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
TBA = To-be-announced
USD/$ = U.S. dollars
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-012-0618O-S60638	Capital Income Builder — Page 29 of 29

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: June 29, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 29, 2018